UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-7739

Harding, Loevner Funds, Inc.
(Exact name of registrant as specified in charter)

50 Division Street, Somerville, NJ			08876
(Address of principal executive offices)			(Zip code)

David R. Loevner, President 50 Division Street, Somerville, NJ 08876
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(877) 435-8105

Date of fiscal year end:	10/31/2007

Date of reporting period:	10/31/2007

Item 1. Reports to Stockholders.

The registrant’s annual reports transmitted to shareholders pursuant to Rule 30c-1 under the Investment Company Act of 1940 are as follows:

Annual Report  October 31, 2007

Family of Mutual Funds

Investor Class

  ■  Emerging Markets Portfolio

  ■  International Equity Portfolio

  ■  International Small Companies Portfolio

Harding, Loevner Funds, Inc.
P.O. Box 642, OPS 22
Boston, MA 02117-0642

1.877.435.8105 • www.hardingloevner.com

Harding, Loevner Funds, Inc.

Table of Contents

Expense Example	3

Performance Information and Statements of Net Assets

Emerging Markets Portfolio	4

International Equity Portfolio	11

International Small Companies Portfolio	17

Statements of Operations	24

Statements of Changes in Net Assets	25

Financial Highlights	28

Notes to Financial Statements	31

Report of Independent Registered Public Accounting Firm	38

Supplemental Tax Information	39

Approval of Investment Advisor Agreements	41

Directors and Principal Officers	43

Supplemental Information	45

For use only when preceded or accompanied by a prospectus. Read the prospectus carefully before you invest or send money

Harding, Loevner Funds, Inc.

Expense Example

October 31, 2007 (unaudited)

As a shareholder of a Harding Loevner Portfolio, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares; and (2) ongoing costs, including management fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on May 1, 2007 and held for the entire six month period from May 1, 2007 to October 31, 2007 for the Emerging Markets Portfolio, International Equity Portfolio, Investor Class and International Small Companies Portfolio.

Actual Expenses

The first line under each Porfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Portfolio under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line under each Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on each Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under each Portfolio in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value May 1, 2007	Ending Account Value October 31, 2007	Annualized Expense Ratio	Expenses Paid During Period* (May 1, 2007 to October 31, 2007)
Emerging Markets Portfolio
Actual	$1,000.00	$1,357.40	1.63%	$9.66
Hypothetical (5% annual return before expenses)	1,000.00	1,017.01	1.63%	8.26
International Equity Portfolio, Investor Class
Actual	1,000.00	1,112.50	1.22%	6.50
Hypothetical (5% annual return before expenses)	1,000.00	1,019.05	1.22%	6.21
International Small Companies Portfolio
Actual	1,000.00	1,104.10	1.75%	9.28
Hypothetical (5% annual return before expenses)	1,000.00	1,016.38	1.75%	8.89

*  Expenses are calculated using each Portfolio's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (184 days), and divided by the number of days in the year (365 days).

Harding, Loevner Funds, Inc.

Emerging Markets Portfolio — Overview
(unaudited)
October 31, 2007

	Returns for the Year Ended October 31, 2007
	Cumulative Total Returns			Average Annualized Total Return
FUND NAME	Last 12 Months	5 YR	Inception	5 YR	Inception
Emerging Markets Portfolio (11/9/98)	57.62%	425.65%	634.38%	39.36%	24.87%
MSCI Emerging Markets (Net dividend)	67.82%	435.07%	449.41%	39.86%	20.90%
Lipper Emerging Markets Funds Index	60.30%	417.54%	434.30%	38.93%	20.52%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance current to the most recent month end may be lower or higher than the performance quoted and may be obtained by visiting the website at www.hardingloevner.com.

Investment return reflects voluntary fee waivers in effect. Absence such waivers, total return would be reduced. The performance provided does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions.

4

Harding, Loevner Funds, Inc.

Emerging Markets Portfolio — Overview

October 31, 2007

The Harding, Loevner Funds, Inc. Emerging Markets Portfolio returned 57.62% for the fiscal year ending October 31, 2007, as compared to 67.82% for its benchmark, the MSCI Emerging Markets Index.

Consistent with its investment objectives and policies, the Portfolio was invested primarily in the securities of emerging markets companies that exhibited the fundamental characteristics of growth, financial strength, management quality and durable competitive advantage.

The Portfolio lagged its benchmark primarily due to its under-benchmark weightings of Chinese shares and Materials sector shares, as well as instances of stock selection.

Measured against the benchmark from a regional perspective, much of our lagging relative performance came from underweighting of top-performing markets. Our average weight in China was 10% versus 12% for the benchmark, while that market rose 155%. Stock selection was also a drag, and was particularly damaging in South Korea, where smaller capitalization industrial companies significantly outperformed most of our holdings.

Measured from an industrial sector perspective, performance was hurt by both sectoral weightings and individual stock selection. The Portfolio's overweighting of the underperforming Consumer Discretionary and Consumer Staples sectors, along with an underweighting of the strongly performing Materials sector hurt performance. Significant underperformance from Samsung Fire and Marine and Kookmin Bank in the Financials sector, and from Bidvest Group and Container Corp of India in the Industrials sector negatively impacted stock selection.

Past performance does not guarantee future results.

The Portfolio invests in foreign securities, which will involve greater volatility and political, economic, and currency risks, such as exposure to economies less diverse and mature than the U.S. or other more established foreign markets. Economic and political instability may cause larger price changes in emerging markets securities than other foreign securities. The portfolio invests in smaller companies which involve additional risks such as limited liquidity and greater volatility.

Portfolio holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security. Please refer to the Schedule of Investments in this report for complete fund holdings.

The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. The Index consists of 25 emerging market countries. Net dividends are reinvested.

It is not possible to invest directly in an index.

5

Harding, Loevner Funds, Inc.

Emerging Markets Portfolio
Statement of Net Assets
October 31, 2007 (unaudited)

Industry	Percentage of Net Assets
Airlines	0.6%
Automotive	2.0
Banks	14.0
Beverages, Food & Tobacco	3.3
Building Materials	1.1
Chemicals	3.5
Commercial Services & Supplies	7.9
Communications	11.3
Electric Utilities	1.6
Electrical Equipment	10.9
Energy Equipment & Services	2.6
Financial Services	3.4
Forest Products & Paper	0.9
Home Construction, Furnishings & Appliances	2.0
Insurance	2.0
Media	0.7
Metals & Mining	7.8
Oil & Gas	13.5
Pharmaceuticals	1.5
Real Estate	2.3
Retailers	1.3
Transportation	4.6
Total Investments	98.8
Other Assets Less Liabilities	1.2 *
Net Assets	100.0%

*  Breakout of other assets and liabilities may be found on page 10.

See Notes to Financial Statements
6

Harding, Loevner Funds, Inc.

Emerging Markets Portfolio
Statement of Net Assets
October 31, 2007 (continued)

	Shares	Value (1)
Common Stocks - 94.8%
Brazil - 10.4%
Aracruz Celulose SA - Sponsored ADR (Forest Products & Paper)	291,700	$22,428,813
Brazil Realty SA (Real Estate)	2,101,992	36,558,495
Companhia de Bebidas das Americas - Preferred ADR (Beverages, Food & Tobacco)	283,400	23,156,614
Companhia Vale do Rio Doce - ADR (Metals & Mining)	2,730,700	102,892,776
Petroleo Brasileiro SA - ADR (Oil & Gas)	780,942	74,681,483
Wilson Sons Ltd. - GDR (Commercial Services & Supplies)*	512,506	6,396,516
		266,114,697
Chile - 1.4%
Banco Santander - ADR (Banks)	363,944	19,285,393
Lan Airlines SA - Sponsored ADR (Airlines)	983,500	16,365,440
		35,650,833
China - 12.3%
ASM Pacific Technology Ltd. (Electrical Equipment)	3,145,000	24,852,323
China Merchants Holdings International Co., Ltd. (Transportation)	7,547,600	53,513,211
China Mobile Ltd. - Sponsored ADR (Communications)	721,061	74,759,604
China Overseas Land & Investment Ltd. (Real Estate)	9,403,333	22,530,648
China Petroleum & Chemical Corp. - ADR (Oil & Gas)	199,447	33,090,252
China Resources Enterprise (Financial Services)	7,470,000	32,773,571
China Shenhua Energy Co., Ltd. - Class H (Energy Equipment & Services)	10,270,500	67,508,920
Wumart Stores Inc. - Class H (Retailers)	8,228,000	7,484,584
		316,513,113
Colombia - 0.7%
BanColombia SA - Sponsored ADR (Banks)	484,200	17,794,350
Czech Republic - 1.1%
CEZ (Electric Utilities)	179,800	13,002,221
Zentiva BV (Pharmaceuticals)	289,800	15,686,084
		28,688,305
Egypt - 2.1%
Orascom Construction Industries (Commercial Services & Supplies)	296,190	54,686,373
India - 9.5%
Bajaj Auto Ltd. (Automotive)	395,400	25,057,841
Bharti Tele-Ventures Ltd. (Communications)*	2,435,608	63,439,320
Container Corp. of India Ltd. (Transportation)	331,760	16,771,902
HDFC Bank Ltd. - ADR (Banks)	288,097	40,045,483
ICICI Bank Ltd. (Banks)	904,700	29,257,362
ICICI Bank Ltd. - Sponsored ADR (Banks)	140,000	9,721,600
Larsen & Toubro Ltd. (Commercial Services & Supplies)	294,000	32,251,508
NTPC Ltd. (Electric Utilities)	4,562,500	28,010,388
		244,555,404
Indonesia - 3.2%
PT Bank Danamon Indonesia Tbk (Banks)	26,993,000	25,899,568
PT Bank Rakyat Indonesia (Banks)	28,018,000	24,116,162
PT Telekomunikasi Indonesia - Sponsored ADR (Communications)	659,050	31,799,162
		81,814,892
Israel - 2.2%
Israel Chemicals Ltd. (Chemicals)	5,010,800	55,669,035

See Notes to Financial Statements
7

Harding, Loevner Funds, Inc.

Emerging Markets Portfolio
Statement of Net Assets
October 31, 2007 (continued)

	Shares	Value (1)
Luxembourg - 0.6%
Millicom International Cellular SA (Communications)*	123,000	$14,450,040
Malaysia - 3.2%
IOI Corp. Berhad (Chemicals)	15,417,500	35,209,671
MISC Berhad (Transportation)	6,017,900	17,847,748
Sime Darby Berhad (Commercial Services & Supplies)#	8,713,000	28,581,775
		81,639,194
Mexico - 5.4%
America Movil SA de CV, Series L - ADR (Communications)	704,200	46,047,638
Grupo Financiero Banorte SA de CV, Class O (Financial Services)	6,444,840	29,194,445
Grupo Modelo SA de CV, Series C (Beverages, Food & Tobacco)	2,521,100	11,763,163
Urbi Desarrollos Urbanos SA de CV (Home Construction, Furnishings & Appliances)*	6,985,700	27,123,843
Wal-Mart de Mexico SA de CV - ADR (Retailers)	602,807	24,504,105
		138,633,194
Philippines - 0.4%
Philippine Long Distance Telephone Co. - Sponsored ADR (Communications)	137,115	9,406,089
Poland - 3.6%
Bank Pekao SA (Banks)#	143,300	15,327,255
Central European Distribution Corp. (Commercial Services & Supplies)*	764,200	40,640,156
Polski Koncern Naftowy Orlen SA (Oil & Gas)*	753,500	17,439,979
TVN SA (Media)	1,758,807	17,595,556
		91,002,946
Russia - 10.1%
Evraz Group SA, GDR, Reg S (Metals & Mining)	602,700	45,644,639
Golden Telecom Inc. (Communications)	74,561	7,713,335
Lukoil - Sponsored ADR (Oil & Gas)	526,702	46,797,473
Mobile TeleSystems (Communications)	1,908,000	26,139,600
OAO Gazprom - Sponsored ADR, Reg S (Oil & Gas)	1,486,095	74,273,366
Pyaterochka Holding NV, GDR (Beverages, Food & Tobacco)*	718,100	25,943,968
Sberbank of Russia (Banks)	7,278,000	31,295,400
		257,807,781
South Africa - 7.1%
Impala Platinum Holdings Ltd. (Metals & Mining)	1,362,616	51,458,769
Pretoria Portland Cement Co., Ltd. (Building Materials)	3,815,150	27,886,231
SABMiller plc (Beverages, Food & Tobacco)	831,000	24,821,439
Sasol Ltd. (Oil & Gas)	815,520	42,170,570
Standard Bank Group Ltd. (Banks)	706,069	12,822,861
Steinhoff International Holdings Ltd. (Home Construction, Furnishings & Appliances)	7,536,963	23,466,698
		182,626,568
South Korea - 8.7%
Daewoo Shipbuilding & Marine Engineering Co., Ltd. (Commercial Services & Supplies)	639,100	40,980,899
Hankook Tire Co., Ltd. (Automotive)	1,170,000	25,114,299
Hynix Semiconductor, Inc. (Electrical Equipment)*	574,500	16,208,768
Kookmin Bank - ADR (Banks)	297,728	24,321,400
Samsung Electronics Co., Ltd., GDR, Reg S (Electrical Equipment)	56,959	13,501,416
Samsung Electronics Co., Ltd., GDR, Reg S (Electrical Equipment)	167,811	51,451,523
Samsung Fire & Marine Insurance Co., Ltd. (Insurance)	184,900	51,316,846
		222,895,151

See Notes to Financial Statements
8

Harding, Loevner Funds, Inc.

Emerging Markets Portfolio
Statement of Net Assets
October 31, 2007 (continued)

	Shares	Value (1)
Taiwan - 6.7%
Delta Electronics (Electrical Equipment)	8,990,929	$36,626,153
Hon Hai Precision Industry Co., Ltd. (Electrical Equipment)	6,719,320	51,636,814
MediaTek Inc. (Electrical Equipment)	1,273,000	25,255,049
Synnex Technology International Corp. (Electrical Equipment)	8,879,000	30,074,061
Taiwan Semiconductor Manufacturing Co. (Electrical Equipment)	14,508,158	28,952,380
		172,544,457
Thailand - 2.5%
PTT Exploration & Production PCL (Oil & Gas)	6,859,900	32,699,832
Siam Commercial Bank-Alien (Banks)	11,405,400	31,714,295
		64,414,127
Turkey - 2.1%
Haci Omer Sabanci Holding AS (Financial Services)	3,826,400	26,300,108
Turkiye Is Bankasi (Banks)	4,122,998	28,380,548
		54,680,656
United Kingdom - 0.9%
Hikma Pharmaceuticals plc (Pharmaceuticals)	2,101,700	21,864,680
United States - 0.6%
NII Holdings, Inc. (Communications)*	276,900	16,060,200
Total Common Stocks (Cost $1,358,684,506)		2,429,512,085
Preferred Stocks - 4.0%
Brazil - 3.0%
All America Latina Logistica SA (Transportation)	1,899,100	30,176,668
Banco Itau Holding Financeria SA - ADR (Banks)	1,667,452	47,605,754
		77,782,422
Russia - 1.0%
Transneft (Oil & Gas)	12,760	24,818,200
Total Preferred Stocks (Cost $44,670,067)		102,600,622
Total Investments - 98.8% (Cost $1,403,354,573)		$2,532,112,707

See Notes to Financial Statements
9

Harding, Loevner Funds, Inc.

Emerging Markets Portfolio
Statement of Net Assets
October 31, 2007 (continued)

Value (1)
Liabilities, Net of Other Assets - 1.2%
Cash	$32,817,546
Dividends and interest receivable	2,778,681
Foreign currency (cost $13,708,186)	13,753,372
Receivable for fund shares sold	2,399,397
Tax reclaim receivable	36,375
Prepaid expenses	1,284
Payable for fund shares redeemed	(1,537,899)
Payable to investment advisor	(2,340,504)
Payable for securities purchased	(12,565,601)
Other liabilities	(4,498,022)
30,844,629
Net Assets - 100%
Applicable to 40,002,151 outstanding $.001 par value shares (authorized 500,000,000 shares)	$2,562,957,336
Net Asset Value, Offering and Redemption Price Per Share	$64.07
Components of Net Assets as of October 31, 2007 were as follows:
Paid-in capital	$1,306,943,483
Accumulated undistributed net investment income	4,926,291
Accumulated undistributed net realized gain on investments and foreign currency-related transactions	122,489,808
Net unrealized appreciation on investments and on assets and liabilities denominated in foreign currencies (Note 4)	1,128,597,754
$2,562,957,336

Summary of Abbreviations

ADR  American Depository Receipt

GDR  Global Depositary Receipt

Reg S  Security sold outside United States without registration under the Securities Act of 1933

(1)  See Note 2 to Financial Statements

#  Security valued at fair value as determined in good faith by or under the direction of the Board of Directors.

*  Non-income producing security.

See Notes to Financial Statements
10

Harding, Loevner Funds, Inc.

International Equity Portfolio — Overview
(unaudited)
October 31, 2007

	Returns for the Year Ended October 31, 2007
	Cumulative Total Returns			Average Annualized Total Return
FUND NAME	Last 12 Months	5 YR	Inception	5 YR	Inception
International Equity Investor Class (09/30/05)	24.95%	N/A	49.88%	N/A	21.39%
MSCI All Country World ex-US (Net dividend)	32.44%	N/A	64.36%	N/A	26.87%
Lipper International Fund Index	29.20%	N/A	59.38%	N/A	25.02%

Performance data quoted represents past performance and does not guarantee future results. The investment return principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance current to the most recent month end may be lower or higher than the performance quoted and may be obtained by visiting the website at www.hardingloevner.com.

Investment return reflects voluntary fee waivers in effect. Absence such waivers, total return would be reduced. The performance provided does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions.

11

Harding, Loevner Funds, Inc.

International Equity Portfolio — Overview

October 31, 2007

The Harding, Loevner Funds, Inc. International Equity Portfolio Investor Class returned 24.95% for the fiscal year ending October 31, 2007, as compared to 32.44% for its benchmark, the MSCI All Country World ex-US Index.

Consistent with its investment objectives and policies, the Portfolio was invested primarily in the securities of non-US companies that exhibited the fundamental characteristics of growth, financial strength, management quality and durable competitive advantage.

The Portfolio lagged its benchmark primarily due to the absence of both mining shares and China-related shares, along with poor stock selection within the Technology sector.

Measured against the benchmark from a regional perspective, much of our lagging relative performance shows up as individual stock selection with the Emerging Markets: our emerging markets holdings returned about 35% in the year—a good result in nominal terms and better than most developed markets—but had a hard time keeping up with the blistering 68% return of the MSCI Emerging Markets sub-Index. Specifically, due largely to valuation concerns, we had no holdings in Brazil, and just one (sold at mid year) in China. Both these markets more than doubled in the year.

Individual stock selection was also net negative for the Portfolio from an industrial sector perspective, as was allocation between sectors. The Portfolio was hurt by its lack of mining shares and low holdings in Materials, while at the same time lagged due to the large allocation to stocks in the underperforming Health Care sector. Poor performance from Japanese holdings Monex Beans and Nomura within Financials, along with Hoya, Hirose, Keyence, and Yokogawa within technology hardware, were the main detractors from stock selection.

Past performance does not guarantee future results.

The Portfolio invests in foreign securities, which will involve greater volatility and political, economic, and currency risks, such as exposure to economies less diverse and mature than the U.S. or other more established foreign markets. Economic and political instability may cause larger price changes in emerging markets securities than other foreign securities. The portfolio invests in smaller companies which involve additional risks such as limited liquidity and greater volatility.

Portfolio holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security. Please refer to the Schedule of Investments in this report for complete fund holdings.

The MSCI All Country World ex-US Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global developed and emerging markets, excluding the US. The Index consists of 48 developed and emerging market countries. Net dividends are reinvested.

The MSCI Emerging Markets sub-Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. The Index consists of 25 emerging market countries. Net dividends are reinvested.

It is not possible to invest directly in an index.

12

Harding, Loevner Funds, Inc.

International Equity Portfolio
Statement of Net Assets
October 31, 2007 (unaudited)

Industry	Percentage of Net Assets
Banks	13.3%
Beverages, Food & Tobacco	12.6
Chemicals	5.1
Commercial Services & Supplies	10.3
Communications	4.3
Computer Software & Processing	2.6
Computers & Information	0.7
Electrical Equipment	13.1
Financial Services	3.4
Health Care Providers & Services	2.0
Heavy Machinery	4.5
Insurance	1.5
Medical Supplies	5.5
Oil & Gas	13.3
Pharmaceuticals	2.4
Real Estate	1.8
Retailers	1.9
Total Investments	98.3
Other Assets Less Liabilities	1.7 *
Net Assets	100.0%

*  Breakout of other assets and liabilities may be found on page 16.

See Notes to Financial Statements
13

Harding, Loevner Funds, Inc.

International Equity Portfolio
Statement of Net Assets
October 31, 2007 (continued)

	Shares	Value (1)
Common Stocks - 97.5%
Australia - 1.8%
Cochlear Ltd. (Medical Supplies)	111,500	$7,171,289
Austria - 2.0%
Erste Bank der Oesterreichischen Sparkassen AG (Banks)	97,670	7,971,773
Bermuda - 3.7%
Bunge Ltd. (Beverages, Food & Tobacco)	130,230	15,001,194
Canada - 5.3%
EnCana Corp. (Oil & Gas)	147,282	10,265,555
Imperial Oil Ltd. (Oil & Gas)	208,390	11,280,151
		21,545,706
France - 10.0%
Air Liquide (Chemicals)	89,884	12,410,766
Dassault Systemes SA (Computer Software & Processing)	171,100	10,618,413
LVMH Moet Hennessy Louis Vuitton SA (Beverages, Food & Tobacco)	65,400	8,445,112
Schneider Electric SA (Electrical Equipment)	66,560	9,195,992
		40,670,283
Germany - 3.8%
Fresenius AG (Health Care Providers & Services)	62,620	4,881,527
Qiagen NV (Commercial Services & Supplies)*	456,250	10,777,573
		15,659,100
Hong Kong - 3.5%
Hutchison Whampoa Ltd. (Commercial Services & Supplies)	523,000	6,591,174
Li & Fung Ltd. (Commercial Services & Supplies)	1,620,200	7,671,409
		14,262,583
India - 2.1%
HDFC Bank Ltd. (Banks)	196,750	8,391,083
Indonesia - 1.9%
PT Telekomunikasi Indonesia - Sponsored ADR (Communications)	162,410	7,836,283
Japan - 16.2%
Fanuc Ltd. (Electrical Equipment)	68,000	7,442,868
Hirose Electronics Co., Ltd. (Electrical Equipment)	36,600	4,376,446
Hoya Corp. (Electrical Equipment)	179,100	6,509,277
JSR Corp. (Chemicals)	326,500	8,450,130
Keyence Corp. (Electrical Equipment)	32,865	7,568,082
Kubota Corp. (Heavy Machinery)	1,120,300	9,420,352
Monex Beans Holdings Inc. (Computers & Information)	3,920	2,696,040
Nomura Holdings Inc. (Financial Services)	350,500	6,244,762
Sumitomo Realty & Development Co., Ltd. (Real Estate)	208,000	7,319,583
Yokogawa Electric Corp. (Electrical Equipment)	468,100	5,905,566
		65,933,106
Malaysia - 1.8%
Sime Darby Berhad (Commercial Services & Supplies)#	2,248,000	7,374,249
Mexico - 4.2%
America Movil SA de CV, Series L - ADR (Communications)	145,700	9,527,323
Wal-Mart de Mexico SA de CV - ADR (Retailers)	186,480	7,580,412
		17,107,735

See Notes to Financial Statements
14

Harding, Loevner Funds, Inc.

International Equity Portfolio
Statement of Net Assets
October 31, 2007 (continued)

	Shares	Value (1)
Poland - 1.4%
Bank Pekao SA - GDR (Banks)#	54,450	$5,768,917
Russia - 1.6%
OAO Gazprom - Sponsored ADR, Reg S (Oil & Gas)	126,800	6,337,322
Singapore - 1.2%
DBS Group Holdings Ltd. (Banks)	305,083	4,766,357
South Africa - 3.3%
Sasol Ltd. (Oil & Gas)	261,700	13,532,517
South Korea - 1.5%
Samsung Electronics Co., Ltd., GDR, Reg S (Electrical Equipment)	20,630	6,325,240
Spain - 2.8%
Banco Santander Central Hispano SA (Banks)	527,800	11,536,612
Sweden - 4.0%
Atlas Copco AB - Class A (Heavy Machinery)	532,800	8,928,517
Skandinaviska Enskilda Banken AB, Class A (Banks)	240,700	7,406,401
		16,334,918
Switzerland - 12.7%
Alcon Inc. (Medical Supplies)	55,050	8,379,161
Nestle SA - ADR (Beverages, Food & Tobacco)	111,520	12,730,008
Nobel Biocare Holding AG (Medical Supplies)	23,620	6,899,187
Roche Holding AG - Genusschein (Pharmaceuticals)	57,490	9,827,470
Swiss Re - Registered (Insurance)	67,500	6,356,450
UBS AG - Registered (Financial Services)	139,080	7,464,508
		51,656,784
Taiwan - 1.5%
Taiwan Semiconductor Manufacturing Co. (Electrical Equipment)	3,095,271	6,176,902
United Kingdom - 11.2%
BG Group plc (Oil & Gas)	684,750	12,675,814
Standard Chartered plc (Banks)	219,090	8,539,780
Tesco plc (Beverages, Food & Tobacco)	891,370	9,067,573
Unilever plc (Beverages, Food & Tobacco)	175,435	5,943,386
WPP Group plc (Commercial Services & Supplies)	698,130	9,558,543
		45,785,096
Total Common Stocks (Cost $216,559,386)		397,145,049
Preferred Stocks - 0.8%
Germany - 0.8%
Fresenius AG (Health Care Providers & Services)	40,100	3,183,245
Total Preferred Stocks (Cost $2,890,967)		3,183,245
Total Investments - 98.3% (Cost $219,450,353)		$400,328,294

See Notes to Financial Statements
15

Harding, Loevner Funds, Inc.

International Equity Portfolio
Statement of Net Assets
October 31, 2007 (continued)

Value (1)
Liabilities, Net of Other Assets - 1.7%
Cash	$6,367,331
Receivable for securities sold	920,666
Dividends and interest receivable	503,967
Receivable for fund shares sold	6,254
Tax reclaim receivable	172,607
Prepaid expenses	2,530
Payable for distribution fees	(9,314)
Payable for fund shares redeemed	(23,539)
Payable to investment advisor	(270,983)
Due to custodian	(540,292)
Other liabilities	(161,181)
6,968,046
Net Assets - 100%
Investor Class
Applicable to 768,115 outstanding $.001 par value shares (authorized 250,000,000 shares)	$16,637,157
Net Asset Value, Offering Price and Redemption Price Per Share	$21.66
Institutional Class
Applicable to 17,994,282 outstanding $.001 par value shares (authorized 250,000,000 shares)	$390,659,183
Net Asset Value, Offering Price and Redemption Price Per Share	$21.71
Components of Net Assets as of October 31, 2007 were as follows:
Paid-in capital	$193,644,531
Accumulated undistributed net investment income	2,393,120
Accumulated undistributed net realized gain on investments and foreign currency-related transactions	30,366,989
Net unrealized appreciation on investments and on assets and liabilities denominated in foreign currencies (Note 4)	180,891,700
$407,296,340

Summary of Abbreviations

ADR  American Depository Receipt

GDR  Global Depositary Receipt

Reg S  Security sold outside United States without registration under the Securities Act of 1933

(1)  See Note 2 to Financial Statements

#  Security valued at fair value as determined in good faith by or under the direction of the Board of Directors.

*  Non-income producing security.

See Notes to Financial Statements
16

Harding, Loevner Funds, Inc.

International Small Companies Portfolio — Overview
(unaudited)
October 31, 2007

Returns for the Period from March 26, 2007 (inception) through October 31, 2007
FUND NAME	Cumulative Total Returns (A) Inception
International Small Companies Investor Class (03/26/07)	16.70%
MSCI All Country World ex-US Small Cap	14.94%
Lipper International Small Cap Index	16.05%

(A)  The Investor Class shares commenced operations on March 26, 2007.

Performance data quoted represents past performance and does not guarantee future results. The investment return principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance current to the most recent month end may be lower or higher than the performance quoted and may be obtained by visiting the website at www.hardingloevner.com.

Investment return reflects voluntary fee waivers in effect. Absence such waivers, total return would be reduced. The performance provided does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions.

17

Harding, Loevner Funds, Inc.

International Small Companies Portfolio — Overview

October 31, 2007

The Harding, Loevner Funds, Inc. International Small Companies Portfolio commenced operations on March 26, 2007. From this date to the end of the fiscal year on October 31, 2007, the Portfolio returned 16.70%, as compared to 14.94% for a comparable index, the MSCI All Country World ex-US Small Cap Index.

Consistent with its investment objectives and policies, the Portfolio was invested primarily in the securities of non-US smaller capitalization companies that exhibited the fundamental characteristics of growth, financial strength, management quality and durable competitive advantage.

The largest contributor to Portfolio returns were the stocks in the Industrials sector, notably Germany's SGL Carbon, heavy equipment supplier Tat Hong Holdings, and Japanese industrial waste management company, Daiseki. Stocks in the Consumer Staples sector also contributed significantly to returns, particularly from agriculture-related producers including Austrian seed supplier Vilmorin, palm and coconut oil producer United Plantation of Malaysia, and Thailand's Khon Kaen Sugar.

Despite our ownership through August of IKB, one of the first European banks to suffer from the fallout of the US subprime crisis, our holdings in the Financials sector were positive contributors overall, led by Canada's Laurentian Bank.

Past performance does not guarantee future results.

The Portfolio invests in foreign securities, which will involve greater volatility and political, economic, and currency risks, such as exposure to economies less diverse and mature than the U.S. or other more established foreign markets. Economic and political instability may cause larger price changes in emerging markets securities than other foreign securities. The portfolio invests in smaller companies which involve additional risks such as limited liquidity and greater volatility.

Portfolio holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security. Please refer to the Schedule of Investments in this report for complete fund holdings.

The MSCI All Country World ex-US Small Cap Index is a free-float market capitalization index that is designed to measure small cap developed and emerging market equity performance. The Index consists of 47 developed and emerging markets countries and targeting companies market capitalization range of USD 170—4,200 million in terms of the company's full market capitalization.

It is not possible to invest directly in an index.

18

Harding, Loevner Funds, Inc.

International Small Companies Portfolio
Statement of Net Assets
October 31, 2007 (unaudited)

Industry	Percentage of Net Assets
Aerospace & Defense	1.0%
Automotive	2.9
Banks	3.0
Beverages, Food & Tobacco	10.8
Building Materials	1.5
Chemicals	8.0
Commercial Services & Supplies	10.5
Communications	1.9
Computers & Information	0.9
Cosmetics & Personal Care	2.7
Electrical Equipment	10.9
Environmental Controls	2.1
Financial Services	3.6
Forest Products & Paper	1.5
Heavy Machinery	6.4
Household Products	0.8
Industrial - Diversified	6.4
Insurance	1.4
Media	1.1
Medical Supplies	5.3
Metals & Mining	0.8
Oil & Gas	0.8
Pharmaceuticals	3.9
Retailers	2.2
Textiles & Apparel	3.7
Transportation	1.4
Total Investments	95.5
Other Assets Less Liabilities	4.5 *
Net Assets	100.0%

*  Breakout of other assets and liabilities may be found on page 23.

See Notes to Financial Statements
19

Harding, Loevner Funds, Inc.

International Small Companies Portfolio
Statement of Net Assets
October 31, 2007 (continued)

	Shares	Value (1)
Common Stocks - 94.6%
Australia - 5.6%
Bendigo Bank Ltd. (Banks)	4,300	$56,264
Coates Hire Ltd. (Commercial Services & Supplies)	4,645	28,285
Great Southern Ltd. (Forest Products & Paper)	36,927	76,318
K & S Corp., Ltd. (Transportation)	24,055	75,784
SAI Global Ltd. (Media)	19,926	55,996
		292,647
Austria - 2.2%
BWT AG (Environmental Controls)	750	54,430
Semperit AG Holding (Industrial - Diversified)	1,302	60,869
		115,299
Belgium - 1.3%
Sioen Industries NV (Textiles & Apparel)	4,760	67,325
Canada - 2.2%
GLV, Inc.-Class A (Heavy Machinery)*	4,500	61,928
Laurentian Bank of Canada (Banks)	1,100	50,887
		112,815
China - 4.9%
Changmao Biochemical Engineering Co., Ltd. - Class H (Chemicals)	132,000	57,838
Chen Hsong Holdings Ltd. (Heavy Machinery)	112,000	77,357
CHT Holdings Ltd. (Household Products)	117,000	42,710
Dalian Refrigeration Co., Ltd. (Heavy Machinery)	76,000	76,245
		254,150
Denmark - 2.9%
NKT Holding A/S (Industrial - Diversified)	725	79,618
Topsil Semiconductor Materials (Electrical Equipment)*	220,000	70,858
		150,476
Finland - 2.0%
Vacon Oyj (Electrical Equipment)	1,142	58,851
Vaisala Oyj, Class A (Electrical Equipment)	790	43,099
		101,950
France - 5.8%
Boiron SA (Pharmaceuticals)	1,900	49,838
Robertet SA (Cosmetics & Personal Care)	340	63,039
Societe Industrielle D'Aviations Latecoere SA (Aerospace & Defense)	1,770	54,913
Toupargel-Agrigel (Beverages, Food & Tobacco)	1,896	78,283
Vilmorin & Cie (Beverages, Food & Tobacco)	390	56,680
		302,753
Germany - 4.1%
Bijou Brigitte Modische Accessoires AG (Retailers)	289	54,107
Carl Zeiss Meditec AG (Medical Supplies)	2,850	62,009
Drillisch AG (Communications)*	7,070	75,032
Muehlbauer Holding AG & Co. (Heavy Machinery)	520	20,386
		211,534
Hong Kong - 4.7%
Mainland Headwear Holdings Ltd. (Textiles & Apparel)	156,800	44,110
Pico Far East Holdings Ltd. (Commercial Services & Supplies)	130,000	41,148
Top Form International Ltd. (Textiles & Apparel)	284,000	36,264

See Notes to Financial Statements
20

Harding, Loevner Funds, Inc.

International Small Companies Portfolio
Statement of Net Assets
October 31, 2007 (continued)

	Shares	Value (1)
Hong Kong (continued)
Wasion Meters Group Ltd. (Electrical Equipment)	84,000	$59,914
Yip's Chemical Holdings Ltd. (Chemicals)	100,000	65,658
		247,094
Ireland - 0.4%
United Drug plc (Pharmaceuticals)	4,200	21,053
Italy - 6.4%
Cembre S.p.A (Electrical Equipment)	7,580	77,425
Marazzi Group SpA (Building Materials)	6,000	76,925
Marr S.p.A (Commercial Services & Supplies)	4,800	54,999
SABAF S.p.A (Electrical Equipment)	1,212	44,767
Sirti S.p.A (Communications)	6,750	26,413
Sol S.p.A (Chemicals)	6,457	52,428
		332,957
Japan - 16.6%
AISAN INDUSTRY Co., Ltd. (Automotive)	3,400	44,315
Asahi Diamond Industrial Co., Ltd. (Electrical Equipment)	9,000	63,649
ASKUL Corp. (Retailers)	2,400	60,597
C. Uyemura & Co., Ltd. (Chemicals)	900	54,898
Daiseki Co., Ltd. (Commercial Services & Supplies)	2,280	77,754
Fidec Corp. (Financial Services)	50	77,413
LINTEC Corp. (Chemicals)	2,700	52,987
MIURA Co., Ltd. (Heavy Machinery)	1,500	46,785
NAKANISHI Inc. (Medical Supplies)	600	75,499
Pasona Inc. (Commercial Services & Supplies)	32	41,240
PIGEON Corp. (Cosmetics & Personal Care)	4,600	78,847
Stella Chemifa Corp (Chemicals)	2,000	56,360
TSUMURA & Co. (Pharmaceuticals)	3,000	53,546
VIC TOKAI Corp. (Computers & Information)	7,300	45,423
Yamatake Corp. (Electrical Equipment)	1,200	37,429
		866,742
Malaysia - 5.9%
Kotra Industries Berhad (Pharmaceuticals)	328,300	76,559
MNRB Holdings Berhad (Insurance)	50,000	74,680
Supermax Corp. Bhd (Industrial - Diversified)	70,000	47,745
United Plantations Berhad (Beverages, Food & Tobacco)	18,400	70,723
YLI Holdings Berhad (Metals & Mining)	42,000	39,711
		309,418
Mexico - 1.4%
Gruma SA de CV, Class B (Beverages, Food & Tobacco)	20,800	74,617
Netherlands - 3.1%
Brunel International (Commercial Services & Supplies)	1,690	49,286
Grolsch NV (Beverages, Food & Tobacco)	1,440	56,770
Kas Bank NV (Financial Services)	1,500	56,727
		162,783
New Zealand - 0.9%
Sanford Ltd. (Beverages, Food & Tobacco)	14,400	48,397

See Notes to Financial Statements
21

Harding, Loevner Funds, Inc.

International Small Companies Portfolio
Statement of Net Assets
October 31, 2007 (continued)

	Shares	Value (1)
Singapore - 3.3%
Goodpack Ltd. (Commercial Services & Supplies)	48,000	$72,103
KS Energy Services Ltd. (Oil & Gas)	17,000	44,752
Tat Hong Holdings Ltd. (Commercial Services & Supplies)	26,000	54,436
		171,291
South Korea - 1.4%
Han Kuk Carbon Co., Ltd. (Chemicals)	8,100	74,827
Spain - 1.0%
Construcciones y Auxiliar de Ferrocarriles SA (Heavy Machinery)	120	49,768
Sweden - 3.3%
Cloetta Fazer AB, Class B (Beverages, Food & Tobacco)	1,450	45,708
KABE Husvagnar AB, Class B (Industrial - Diversified)	4,200	67,469
Mekonomen AB (Automotive)	2,600	58,050
		171,227
Switzerland - 2.0%
Lem Holding SA (Electrical Equipment)	170	53,041
Valiant Holding (Banks)	325	49,663
		102,704
Taiwan - 3.5%
K Laser Technology, Inc. (Electrical Equipment)	49,000	57,211
Nak Sealing Technologies Corp. (Automotive)	40,000	47,700
Taiwan Paiho Ltd. (Industrial - Diversified)	54,900	76,423
		181,334
Thailand - 0.9%
Khon Kaen Sugar Industry plc (Beverages, Food & Tobacco)*	114,900	45,304
United Kingdom - 8.8%
Alexandra plc (Textiles & Apparel)	17,415	43,634
Corin Group plc (Medical Supplies)	2,947	38,323
Fonebak plc (Environmental Controls)	32,600	52,998
Hamworthy KSE (Commercial Services & Supplies)	4,600	63,648
PayPoint plc (Financial Services)	4,269	55,052
Robert Wiseman Dairies plc (Beverages, Food & Tobacco)	8,641	84,645
RPS Group plc (Commercial Services & Supplies)	7,820	63,635
Synergy Healthcare plc (Medical Supplies)	3,380	55,808
		457,743
Total Common Stocks (Cost $4,559,254)		4,926,208
Preferred Stocks - 0.9%
Germany - 0.9%
Draegerwerk AG (Medical Supplies)	595	46,521
Total Preferred Stocks (Cost $55,057)		46,521
Total Investments - 95.5% (Cost $4,614,311)		$4,972,729

See Notes to Financial Statements
22

Harding, Loevner Funds, Inc.

International Small Companies Portfolio
Statement of Net Assets
October 31, 2007 (continued)

Value (1)
Liabilities, Net of Other Assets - 4.5%
Cash	$199,526
Receivable for securities sold	33,177
Receivable from investment advisor	30,530
Dividends and interest receivable	5,225
Foreign currency (cost $3,701)	3,704
Receivable for fund shares sold	6,119
Tax reclaim receivable	425
Payable for distribution fees	(3,504)
Other liabilities	(43,532)
231,670
Net Assets - 100%
Investor Class
Applicable to 445,961 outstanding $.001 par value shares (authorized 250,000,000 shares)	$5,204,399
Net Asset Value, Offering Price and Redemption Price Per Share	$11.67
Components of Net Assets as of October 31, 2007 were as follows:
Paid-in capital	$4,803,818
Accumulated undistributed net investment income	2,463
Accumulated undistributed net realized gain on investments and foreign currency-related transactions	39,592
Net unrealized appreciation on investments and on assets and liabilities denominated in foreign currencies (Note 4)	358,526
$5,204,399

Summary of Abbreviations

(1)  See Note 2 to Financial Statements

*  Non-income producing security.

See Notes to Financial Statements
23

Harding, Loevner Funds, Inc.

Statements of Operations

Year or Period Ended October 31, 2007

	Emerging Markets Portfolio	International Equity Portfolio	International Small Companies Portfolio
Investment Income
Interest	$1,061,640	$378,783	$2,858
Dividends (net of foreign withholding taxes of $3,399,116, $691,423, and $2,772, respectively)	35,310,542	5,926,149	30,923
Securities lending income, net	322,172	82,443	—
Total investment income	36,694,354	6,387,375	33,781
Expenses
Investment advisory fees (Note 3)	23,406,876	2,852,574	18,274
Administration fees (Note 3)	1,049,356	223,458	8,141
Distribution fees, Investor Class	—	33,411	3,655
Custodian and accounting fees (Note 3)	1,985,909	276,077	29,091
Directors' fees and expenses (Note 3)	89,579	18,681	56
Shareholder record keeping fees	79,270	76,879	18,261
Printing and postage fees	247,317	51,688	14,536
State registration filing fees	102,502	34,350	22,286
Professional fees	225,215	73,691	22,758
Sub Transfer Agent fees	2,550,990	61,379	181
Other fees and expenses	250,740	53,710	8,059
Total expenses	29,987,754	3,755,898	145,298
Waiver of investment advisory fee (Note 3)	—	—	(119,714)
Less Allocations	—	—	(119,714)
Net expenses	29,987,754	3,755,898	25,584
Net investment income	6,706,600	2,631,477	8,197
Realized and Unrealized Gain (Loss) (Note 4)
Net realized gain (loss) —
Investment transactions	139,248,094	33,808,010	39,642
Foreign currency transactions	(1,780,309)	(238,466)	(5,733)
Net realized gain	137,467,785	33,569,544	33,909
Change in unrealized appreciation (depreciation) —
Investments	760,557,053	50,244,645	358,418
Translation of assets and liabilities denominated in foreign currencies	(169,715)	15,131	108
Net change in unrealized appreciation	760,387,338	50,259,776	358,526
Net realized and unrealized gain	897,855,123	83,829,320	392,435
Net Increase in Net Assets Resulting from Operations	$904,561,723	$86,460,797	$400,632

See Notes to Financial Statements
24

Harding, Loevner Funds, Inc.

Statements of Changes in Net Assets

	Emerging Markets Portfolio
	Year Ended October 31, 2007	Year Ended October 31, 2006
Increase in Net Assets From Operations
Net investment income	$6,706,600	$7,901,843
Net realized gain (loss) on investments and foreign currency transactions	137,467,785	(12,967,818)
Net change in unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	760,387,338	277,678,965
Net increase in net assets resulting from operations	904,561,723	272,612,990
Distributions to Shareholders from:
Net investment income	(861,705)	(2,386,155)
Net realized gain from investments and foreign currency-related transactions	—	(1,527,250)
Total distributions to shareholders	(861,705)	(3,913,405)
Transactions in Shares of Common Stock
Proceeds from sale of shares	674,123,901	1,071,514,244
Net Asset Value of shares issued to shareholders upon reinvestment of dividends	788,488	3,710,264
Cost of shares redeemed	(468,511,465)	(583,279,980)
Redemption fees	388,257	856,448
Net Increase in Net Assets from Fund Share Transactions	206,789,181	492,800,976
Net Increase in Net Assets	1,110,489,199	761,500,561
Net Assets
At beginning of year	1,452,468,137	690,967,576
At end of year	$2,562,957,336	$1,452,468,137
Accumulated Undistributed Net Investment Income Included in Net Assets	$4,926,291	$860,735

See Notes to Financial Statements
25

Harding, Loevner Funds, Inc.

Statements of Changes in Net Assets (continued)

	International Equity Portfolio
	Year Ended October 31, 2007	Year Ended October 31, 2006
Increase in Net Assets From Operations
Net investment income	$2,631,477	$2,398,346
Net realized gain on investments and foreign currency transactions	33,569,544	26,617,595
Net change in unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	50,259,776	48,831,422
Net increase in net assets resulting from operations	86,460,797	77,847,363
Distributions to Shareholders from:
Net investment income
Investor Class	(35,003)	(10,374)
Institutional Class	(1,773,831)	(1,514,373)
Net realized gain from investments and foreign currency-related transactions
Investor Class	(740,612)	(1,829)
Institutional Class	(24,669,178)	(252,725)
Total distributions to shareholders	(27,218,624)	(1,779,301)
Transactions in Shares of Common Stock
Proceeds from sale of shares
Investor Class	7,304,858	9,132,750
Institutional Class	21,697,361	49,366,216
Net Asset Value of shares issued to shareholders upon reinvestment of dividends
Investor Class	723,002	10,881
Institutional Class	25,144,499	1,601,590
Cost of shares redeemed
Investor Class	(3,504,036)	(703,793)
Institutional Class	(57,161,618)	(82,366,219)
Redemption fees
Investor Class	482	1,097
Institutional Class	265	1,286
Net Decrease in Net Assets from Fund Share Transactions	(5,795,187)	(22,956,192)
Net Increase in Net Assets	53,446,986	53,111,870
Net Assets
At beginning of year	353,849,354	300,737,484
At end of year	$407,296,340	$353,849,354
Accumulated Undistributed Net Investment Income Included in Net Assets	$2,393,120	$1,808,943

See Notes to Financial Statements
26

Harding, Loevner Funds, Inc.

Statements of Changes in Net Assets (continued)

International Small Companies Portfolio
For the Period from March 26, 2007 to October 31, 2007(A)
Increase (Decrease) in Net Assets From Operations
Net investment income (loss)	$8,197
Net realized gain (loss) on investments and foreign currency transactions	33,909
Net change in unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	358,526
Net increase (decrease) in net assets resulting from operations	400,632
Transactions in Shares of Common Stock
Proceeds from sale of shares
Investor Class	4,815,231
Cost of shares redeemed
Investor Class	(11,464)
Net Increase (Decrease) in Net Assets from Fund Share Transactions	4,803,767
Net Increase (Decrease) in Net Assets	5,204,399
Net Assets
At beginning of period	0
At end of period	$5,204,399
Accumulated Undistributed Net Investment Income (Loss) Included in Net Assets	$2,463

(A)  The Investor Class shares commenced operations on March 26, 2007.

See Notes to Financial Statements
27

Harding, Loevner Funds, Inc.

Financial Highlights

	Emerging Markets Portfolio
	For the Year Ended Oct. 31, 2007	For the Year Ended Oct. 31, 2006	For the Year Ended Oct. 31, 2005	For the Year Ended Oct. 31, 2004	For the Year Ended Oct. 31, 2003
Per Share Data
Net Asset Value, Beginning of Year	$40.67	$30.41	$22.31	$18.16	$12.49
Increase in Net Assets from Operations
Net investment income	0.16	0.22	0.11	0.07	0.07
Net realized and unrealized gain on investments and foreign currency-related transactions	23.26	10.19	8.43	4.12	5.60
Net increase from investment operations	23.42	10.41	8.54	4.19	5.67
Distributions to Shareholders from:
Net investment income	(0.02)	(0.09)	(0.02)	(0.04)	—
Net realized gain from investments and foreign currency-related transactions	—	(0.06)	(0.42)	—	—
Total distributions	(0.02)	(0.15)	(0.44)	(0.04)	—
Net Asset Value, End of Year	$64.07	$40.67	$30.41	$22.31	$18.16
Total Return	57.62%	34.29%	38.76%	23.09%	45.40%
Ratios/Supplemental Data:
Net assets, end of year (000's)	$2,562,957	$1,452,468	$690,968	$66,805	$29,657
Net expenses to average net assets	1.60%	1.63%	1.68%	1.75%	1.75%
Net investment income to average net assets	0.36%	0.61%	0.87%	0.51%	0.76%
Decrease reflected in above expense ratios due to expense reductions	—	—	—	0.02%	0.08%
Portfolio turnover rate	29%	59%	36%	40%	58%

See Notes to Financial Statements
28

Harding, Loevner Funds, Inc.

Financial Highlights (continued)

	International Equity Portfolio - Investor Class
	For the Year Ended Oct. 31, 2007	For the Year Ended Oct. 31, 2006	For the Period Ended Oct. 31, 2005(1)
Per Share Data
Net Asset Value, Beginning of Period	$18.65	$14.91	$15.63
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	0.09	0.11 (2)	(0.00	)*
Net realized and unrealized gain (loss) on investments and foreign currency-related transactions	4.32	3.71	(0.72)
Net increase (decrease) from investment operations	4.41	3.82	(0.72)
Distributions to Shareholders from:
Net investment income	(0.06)	(0.07)	—
Net realized gain from investments and foreign currency-related transactions	(1.34)	(0.01)	—
Total distributions	(1.40)	(0.08)	—
Net Asset Value, End of Period	$21.66	$18.65	$14.91
Total Return	24.95%	25.74%	(4.61	)%(B)
Ratios/Supplemental Data:
Net assets, end of period (000's)	$16,637	$9,884	$510
Net expenses to average net assets	1.23%	1.25%	1.25	%(A)
Net investment income (loss) to average net assets	0.48%	0.61%	(1.25	)%(A)
Decrease reflected in above expense ratios due to expense reductions	—	0.01%	0.08	%(A)
Portfolio turnover rate	19%	35%	38	%(B)

(1)  For the period September 30, 2005 (commencement of operations) through October 31, 2005.

(2)  Computed using average shares outstanding throughout the year.

*  Rounds to less than $(0.01).

(A)  Annualized.

(B)  Not Annualized.

See Notes to Financial Statements
29

Harding, Loevner Funds, Inc.

Financial Highlights (continued)

	International Small Companies Portfolio - Investor Class
	For the Period Ended Oct. 31, 2007(1)
Per Share Data
Net Asset Value, Beginning of Period	$10.00
Increase in Net Assets from Operations
Net investment income	0.02
Net realized and unrealized gain on investments and foreign currency-related transactions	1.65
Net increase from investment operations	1.67
Net Asset Value, End of Period	$11.67
Total Return	16.70	%(B)
Ratios/Supplemental Data:
Net assets, end of period (000's)	$5,204
Net expenses to average net assets	1.75	%(A)
Net investment income to average net assets	0.56	%(A)
Decrease reflected in above expense ratios due to expense reductions	8.19	%(A)
Portfolio turnover rate	12	%(B)

(1)  For the period from March 26, 2007 (commencement of operations) through October 31, 2007.

(A)  Annualized.

(B)  Not Annualized.

See Notes to Financial Statements
30

Harding, Loevner Funds, Inc.

Notes to Financial Statements

October 31, 2007

1. Organization

Harding, Loevner Funds, Inc. (the "Fund") was organized as a Maryland corporation on July 31, 1996 and is registered under the Investment Company Act of 1940, as amended, ("1940 Act"), as an open-end diversified management investment company. The Fund currently has five Portfolios all of which were active as of October 31, 2007: International Equity Portfolio ("International Equity"); Global Equity Portfolio; Institutional Emerging Markets Portfolio, Emerging Markets Portfolio ("Emerging Markets") and International Small Companies Portfolio ("International Small Companies"). Information presented in these financial statements pertains to Emerging Markets, Investor Class shares of International Equity and International Small Companies (individually, "Portfolio"; collectively, "Portfolios"). Information pertaining to Institutional Class shares of International Equity, Institutional Class shares of Global Equity Portfolio and Institutional Emerging Markets Portfolio are presented in a separate report. The investment objective of each Portfolio is as follows: Emerging Markets - to seek long-term capital appreciation through investments in equity securities of companies based in emerging markets; International Equity - to seek long-term capital appreciation through investments in equity securities of companies based outside the United States; International Small Companies - to seek long-term capital appreciation through investments in equity securities of small companies based outside the United States.

Emerging Markets commenced operations on November 9, 1998. International Equity commenced operations on October 31, 1996 after acquiring the net assets of Harding, Loevner Management, L.P.'s AMT Capital Fund, Inc. Investor Class of International Equity commenced operations on September 30, 2005. Investor Class of International Small Companies commenced operations on March 26, 2007. Institutional Class of International Small Companies has not yet commenced operations.

The Fund is managed by Harding, Loevner Management, L.P. (the "Investment Advisor").

2. Summary of Significant Accounting Policies

The accounting policies of the Fund are in conformity with accounting principles generally accepted in the United States ("GAAP") for investment companies. The following is a summary of the Fund's significant accounting policies:

Indemnifications

Under the Fund's organizational document, its officers and Board of Directors (the "Board") are indemnified against certain liability arising out of the performance of their duties to the Portfolios. In the normal course of business, the Fund may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Estimates

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Valuation

The Board of Directors (the "Board") has adopted procedures ("Procedures") to govern the valuation of the securities held by each Portfolio of the Fund in accordance with the 1940 Act. The Procedures incorporate principles set forth in relevant pronouncements of the Securities and Exchange Commission ("SEC") and its staff, including guidance on the obligations of funds and their Directors to determine, in good faith, the fair value of the Portfolios' securities when market quotations are not readily available.

All investments in the Portfolios are valued daily at their market prices, which results in unrealized gains or losses. Securities traded on an exchange are valued at their last sales price on that exchange. Securities for which no sales are reported are valued at the latest bid price obtained from a quotation reporting system or from established market makers. Repurchase agreements are valued at their amortized cost plus accrued interest. Securities for which market quotations are not readily available are fair valued by the Board or its delegate in accordance with the Procedures, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. If a significant event occurs after the close of trading but before the calculation of the Portfolio's net asset value and such significant event has a material impact on the Portfolio's net asset value per share (i.e. , more than $0.01 per share), then the security may be fair valued in accordance with the Procedures. As of October 31, 2007, there were two securities in the Portfolios which required valuation by the Board or its delegate. The Fund has implemented additional fair value

31

Harding, Loevner Funds, Inc.

Notes to Financial Statements (continued)

October 31, 2007

2. Summary of Significant Accounting Policies (continued)

pricing on a daily basis for all foreign equity securities held by the Portfolios. The fair value pricing utilizes quantitative models developed by an independent pricing service unless the Fund determines that use of another additional fair valuation methodology is appropriate.

Securities

All securities transactions are recorded on a trade date basis. Interest income and expenses are recorded on an accrual basis. Dividend income is recorded on the ex-dividend date (except for certain foreign dividends that may be recorded as soon as the Portfolio is informed of such dividends). The Portfolios accrete discount or amortize premium using the effective interest method on a daily basis as adjustments to interest income and the cost of investments. The Portfolios use the specific identification method for determining realized gains or losses from sales of securities.

Income Tax

It is the policy of each Portfolio of the Fund to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

Expenses

Expenses directly attributed to a specific Portfolio of the Fund are charged to that Portfolio's operations; expenses not directly attributable to a specific Portfolio are allocated among all the Portfolios of the Fund either equitably or based on their average daily net assets.

Dividends to Shareholders

It is the policy of the Portfolios to declare dividends from net investment income annually. Net short-term and long-term capital gains distributions for the Portfolios, if any, normally are distributed on an annual basis.

Dividends from net investment income and distributions from net realized gains from investment transactions have been determined in accordance with income tax regulations and may differ from net investment income and realized gains recorded by the Portfolios for financial reporting purposes. Differences result primarily from foreign currency transactions and timing differences related to recognition of income, and gains and losses from investment transactions. In general, to the extent that any differences which are permanent in nature result in over distributions to shareholders, the amount of the over distribution is reclassified within the capital accounts based on its federal tax basis treatment and may be reported as return of capital. Temporary differences do not require reclassification.

Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of Portfolios' securities are translated at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated at exchange rates prevailing when accrued. The Portfolios do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized gains and losses from foreign currency-related transactions arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolios' books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation or depreciation on translation of assets and liabilities denominated in foreign currencies arise from changes in the value of assets and liabilities other than investments in securities at the period end, resulting from changes in the exchange rates.

Security Lending

Each Portfolio is authorized to lend securities from its investment portfolio to banks, brokers and other financial institutions if it receives collateral in cash, U.S. Government securities or other liquid investments which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The loans will be terminable at any time by the Fund and the relevant Portfolio will then receive the loaned securities within five days. During the period of such a loan, the Portfolio receives an agreed upon portion of the income on the loaned securities and/or a loan fee and may thereby increase its total return. A Portfolio continues to receive

32

Harding, Loevner Funds, Inc.

Notes to Financial Statements (continued)

October 31, 2007

2. Summary of Significant Accounting Policies (continued)

interest or dividends on the securities loaned and simultaneously earn either interest on the investment of the cash collateral or fee income if the loan is collateralized with securities rather than cash. However, the Portfolio normally pays lending fees and related expenses from the interest or dividends earned on invested collateral. Although the Fund is indemnified by State Street Bank and Trust, which acts as the lending agent, should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. However, loans are made only to borrowers which are approved by the Board and are deemed by Investment Advisor to be of good financial standing. The Portfolio may invest cash collateral it receives in connection with a loan of securities in securities of the U.S. Government and its agencies and other high quality short-term debt instruments. For purposes of complying with the Portfolios' investment policies and restrictions, collateral received in connection with securities loans will not be deemed an asset of the Portfolio unless otherwise required by law. Net amounts earned from security lending activities are disclosed on the Statement of Operations. Amounts loaned and held as collateral are disclosed on the Statement of Net Assets.

3. Significant Agreements and Transactions with Affiliates

The Board has approved investment advisory agreements (the "Agreements") with the Investment Advisor. The advisory fees are computed daily at an annual rate of 1.25%, 0.75%, and 1.25% of the average daily net assets of Emerging Markets, International Equity, and International Small Companies, respectively.

The Investment Advisor has voluntarily agreed to reduce its fee to the extent that aggregate expenses exceed an annual rate of 1.25% and 1.75%, respectively, of the average daily net assets of International Equity and International Small Companies. For the year ended October 31, 2007, the Investment Advisor voluntarily waived $119,714 in investment advisory fees only from International Small Companies.

Quasar Distributors, LLC serves as the exclusive Distributor of each class of the Fund's shares. The Fund has a distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Investor Class shares of International Equity and International Small Companies. Under the terms of the plan, each Portfolio compensates respectively, the distributor at a rate equal to 0.25% of the average daily net assets of the Portfolio attributable to its Investor Class shares for distribution and related services.

In addition, the Fund has an administration agreement with State Street Bank and Trust, which provides certain accounting, clerical and bookkeeping services, corporate secretarial services, assistance in the preparation and filing of tax returns and reports to shareholders and the SEC, transfer agency services, chief compliance officer services, and the service of some State Street Bank and Trust employees as officers serving the board of directors. Under this agreement, Emerging Markets, International Equity, and International Small Companies incurred $3,291,809, $613,873, and $55,596, respectively for the year ended October 31, 2007.

State Street Bank and Trust serves as transfer agent, dividend disbursing agent and agent in connection with any accumulation, open-account or similar plans provided to the shareholders of the Portfolios.

The Fund has agreements with various financial intermediaries and "mutual fund supermarkets," under which customers of these intermediaries may purchase and hold the Fund's shares. These intermediaries assess fees in consideration for providing certain distribution, account maintenance, record keeping and transactional services. In recognition of the savings of expenses to the Fund arising from the intermediaries' assumption of functions that the Fund would otherwise perform, such as providing sub-accounting and related shareholder services, each Portfolio is authorized to pay to each intermediary up to 0.15% of its average daily net assets attributable to that intermediary (subject to the voluntary expense cap). The balance of the intermediaries' fees is paid by the Investment Advisor. Because of voluntary caps on the Portfolio's fees and expenses, the Investment Advisor paid all or a portion of each Portfolio's share of these fees during the year ended October 31, 2007.

33

Harding, Loevner Funds, Inc.

Notes to Financial Statements (continued)

October 31, 2007

4. Investment Transactions

Cost of purchases and proceeds from sales of investment securities, other than short-term investments, for the year ended October 31, 2007, were as follows for each Portfolio:

Portfolio	Purchase Cost of Investment Securities	Proceeds from Sales of Investment Securities
Emerging Markets	$752,531,410	$546,981,340
International Equity	69,177,981	102,104,012
International Small Companies	4,874,171	301,461

The cost of investments for federal income tax purposes and the components of net unrealized appreciation on investments at October 31, 2007, for each of the Portfolios were as follows:

Portfolio	Unrealized Appreciation	Unrealized Depreciation	Net	Cost
Emerging Markets	$1,133,151,597	$9,809,957	$1,123,341,640	$1,408,771,067
International Equity	183,635,781	3,203,716	180,432,065	219,896,229
International Small Companies	441,784	83,365	358,419	4,614,310

The unrealized appreciation (depreciation) on foreign currency for Emerging Markets, International Equity and International Small Companies was $(160,380) $13,760, and $108, respectively, for the year ended October 31, 2007.

5. Distributions to Shareholders

During the year ended October 31, 2007, the tax character of distributions paid from ordinary income was $861,705 and $3,908,077, respectively for Emerging Markets and International Equity. The tax character of distributions paid from long-term capital gains was $23,310,547 for International Equity.

During the year ended October 31, 2006, the tax character of distribution paid from ordinary income was $2,386,563 and $1,524,829, respectively for Emerging Markets and International Equity. The tax character of distribution paid from long-term capital gains was $1,526,842 and $254,472, respectively for Emerging Markets and International Equity.

As of the components of accumulated earnings/(deficit) on a tax basis were as follows:

Portfolio	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)*	Total Accumulated Earnings/(Deficit)
Emerging Markets	$20,602,457	$112,274,523	$(44,388)	$1,123,181,261	$1,256,013,853
International Equity	8,633,841	24,572,144	—	180,445,824	213,651,809
International Small Companies	42,055	—	—	358,526	400,581

*  The difference between book basis and tax basis net unrealized appreciation is attributable primarily to the tax deferral of losses on certain sales of securities.

During the year ended October 31, 2007 the Emerging Markets Portfolio utilized $2,000,753 in capital loss carryover.

Primarily as a result of differing book/tax treatment of foreign currency transactions and foreign capital gain tax expenses, the Fund made reclassifications among certain capital accounts. In addition, the Emerging Markets, International Equity and International Small Companies utilized distributions in connection with the redemption of fund shares during the period. The reclassifications have no impact on the net assets of the Fund. As of October 31, 2007, the following reclassifications were made to the Statements of Net Assets.

34

Harding, Loevner Funds, Inc.

Notes to Financial Statements (continued)

October 31, 2007

5. Distributions to Shareholders (continued)

Portfolio	Paid-in Capital	Accumulated Undistributed Net Realized Gain/Loss on Investments & Foreign Currency Related Transactions	Accumulated Undistributed Net Investment Income
Emerging Markets	$7,902,806	$(6,123,466)	$(1,779,340)
International Equity	2,631,489	(2,393,023)	(238,466)
International Small Companies	51	5,682	(5,733)

6. Foreign Exchange Contracts

The Portfolios, on occasion, enter into forward foreign exchange contracts in order to hedge their exposure to changes in foreign currency exchange rates on their foreign Portfolio holdings. A forward foreign exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the cost of the original contracts and the closing of such contracts is included in net realized gains or losses on foreign currency-related transactions. Fluctuations in the value of forward foreign exchange contracts are recorded for book purposes as unrealized appreciation or depreciation on assets and liabilities denominated in foreign currencies by the Portfolios. The Portfolios are also exposed to credit risk associated with counterparty nonperformance on these forward foreign exchange contracts which is typically limited to the unrealized gain on each open contract.

The Portfolios enter into foreign currency transactions on the spot markets in order to pay for foreign investment purchases or to convert to dollars the proceeds from foreign investment sales or coupon interest receipts. The Portfolios held no open forward foreign currency exchange contracts on October 31, 2007.

7. Capital Share Transactions

Transactions in capital stock for Emerging Markets were as follows for the periods indicated:

	Year Ended October 31, 2007		Year Ended October 31, 2006
	Shares	Amount	Shares	Amount
Shares sold	14,052,683	$674,123,901	28,942,408	$1,071,514,244
Shares issued upon reinvestment of dividends	17,994	788,488	107,486	3,710,264
	14.070.677	674,912,389	29,049,894	1,075,224,508
Shares redeemed	(9,781,911)	(468,511,465)	(16,060,400)	(583,279,980)
Net increase	4,288,766	$206,400,924	12,989,494	$491,944,528

Transactions in capital stock for International Equity Investor Class were as follows for the periods indicated:

	Year Ended October 31, 2007		Year Ended October 31, 2006
	Shares	Amount	Shares	Amount
Shares sold	377,652	$7,304,858	535,963	$9,132,750
Shares issued upon reinvestment of dividends	39,229	723,002	671	10,881
	416,881	8,027,860	536,634	9,143,631
Shares redeemed	(178,817)	(3,504,036)	(40,793)	(703,793)
Net increase	238,064	$4,523,824	495,841	$8,439,838

35

Harding, Loevner Funds, Inc.

Notes to Financial Statements (continued)

October 31, 2007

7. Capital Share Transactions (continued)

Transactions in capital stock for International Equity Institutional Class were as follows for the periods indicated:

	Year Ended October 31, 2007		Year Ended October 31, 2006
	Shares	Amount	Shares	Amount
Shares sold	1,121,101	$21,697,361	2,853,706	$49,366,216
Shares issued upon reinvestment of dividends	1,363,585	25,144,499	98,724	1,601,590
	2,484,686	46,841,860	2,952,430	50,967,806
Shares redeemed	(2,901,139)	(57,161,618)	(4,686,560)	(82,366,219)
Net increase (decrease)	(416,453)	$(10,319,758)	(1,734,130)	$(31,398,413)

Transactions in capital stock for International Small Companies Investor Class were as follows for the periods indicated:

	Period From March 26, 2007 To October 31, 2007 (A)
	Shares	Amount
Shares sold	446,970	$4,815,231
Shares issued upon reinvestment of dividends	—	—
	446,970	4,815,231
Shares redeemed	(1,009)	(11,464)
Net increase	445,961	$4,803,767

(A) Investor Class shares commenced operations on March 26, 2007.

Redemptions made within 90 days of purchase maybe subject to a redemption fee equal to 2% of the amount redeemed. For the year ended October 31, 2007, Emerging Markets received $388,257 in redemption fees. For the year ended October 31, 2007, International Equity Investor Class and Institutional Class received $482 and $265 in redemption fees, respectively, related to transactions in shares of common stock as disclosed in the Portfolios' Statements of Changes in Net Assets. For the year ended October 31, 2007, International Small Companies Investor Class did not received any redemption fees.

8. In-Kind Transaction

During the year ended October 31, 2006, the Emerging Markets Portfolio redeemed 168,588 shares of beneficial interest outstanding in exchange for securities and cash valued at $5,371,207 resulting in a realized gain of $1,566,497, with the Institutional Emerging Markets Portfolio.

9. Concentration of Ownership

At October 31, 2007, the percentage of total shares outstanding held by record shareholders each owning 10% or greater of the aggregate total shares outstanding for each Portfolio or for the share classes listed of each Portfolio was as follows:

	No. of Shareholders	% Ownership
Emerging Markets Portfolio	1	72	%*
International Equity Portfolio, Institutional Class	2	34	%**
International Small Companies Portfolio, Investor Class	2	77	%**

*  Represents percentage ownership of Institutional Class only; these two shareholders owned approximately 33% of the Portfolio's net assets as a whole.

**  Represents omnibus position of broker-dealer representing numerous shareholder accounts.

Investment activities of these shareholders may have a material effect on the Portfolios.

36

Harding, Loevner Funds, Inc.

Notes to Financial Statements (continued)

October 31, 2007

10. Repurchase Agreements

Each Portfolio may enter into repurchase agreements under which a bank or securities firm that is a primary or reporting dealer in U.S. Government securities agrees, upon entering into a contract, to sell such securities to a Portfolio and repurchase such securities from such Portfolio at a mutually agreed upon price and date.

Each Portfolio may engage in repurchase transactions with parties selected on the basis of such party's creditworthiness. Securities purchased subject to repurchase agreements must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Portfolio will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Portfolio maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

11. Concentration of Risk

Investing in securities of foreign issuers and currency transactions may involve certain considerations and risks not typically associated with investments in U.S. issuers. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region, which could cause the securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. These risks are greater with respect to securities of issuers located in emerging market countries in which Emerging Markets, International Equity and International Small Companies are authorized to invest.

12. Line of Credit

The Fund participates in a $50 million line of credit agreement with State Street Bank and Trust. Borrowings will be made solely to facilitate the handling of redemptions or unusual or unanticipated short-term cash requirements. Because several Portfolios participate there is no assurance that an individual Portfolio will have access to the entire $50 million at any particular time. Borrowings for International Equity are limited to the lesser of the remaining available credit or 25% of net assets. Borrowings for Emerging Markets are limited to the lesser of the remaining available credit or 15% of net assets. Interest is charged to each Portfolio based on its borrowings at an amount above the Federal Funds rate. In addition, a commitment fee computed at an annual rate of 0.10% on the line of credit is allocated among the Portfolios. During the year ended October 31, 2007, International Equity Portfolio and International Small Companies had borrowings on nine days and one day, the maximum balance $4,595,617 and $47,226, at an average weighted interest rate of 5.79% and 5.79%, respectively.

13. Recently Issued Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes an Interpretation of FASB Statement No. 109". FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes." This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006. The Fund is currently evaluating the impact of applying the various provisions of FIN 48.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of October 31, 2007, the Fund does not believe the adoption of SFAS No. 157 will significantly impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

37

Harding, Loevner Funds, Inc.

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholders
Harding, Loevner Funds, Inc.

We have audited the accompanying statements of net assets of the Harding, Loevner Funds, Inc. (comprising, the Emerging Markets Portfolio, International Equity Portfolio, and International Small Companies Portfolio), (collectively the "Portfolios") as of October 31, 2007, and the related statements of operations for the year or period then ended, statements of changes in net assets and the financial highlights for each of the two years and periods then ended. These financial statements and financial highlights are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of the Portfolios for each of the years or periods in the three-year period ended October 31, 2005 and prior were audited by other auditors whose report dated December 6, 2005, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2007, by correspondence with the custodian and brokers. As to securities purchased or sold but not yet received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned Portfolios of the Harding, Loevner Funds, Inc. as of October 31, 2007, the results of their operations for the year or period then ended, the changes in their net assets and the financial highlights for each of the two years or periods then ended, in conformity with U.S. generally accepted accounting principles.

Philadelphia, Pennsylvania
December 27, 2007

38

Harding, Loevner Funds, Inc.

Supplemental Tax Information

(unaudited)

Emerging Markets, International Equity and International Small Companies paid qualifying foreign taxes of $3,631,437, $649,707 and $2,526 and earned $38,709,658, $6,617,572 and $33,820 foreign source income during the year ended October 31, 2007, respectively. Pursuant to Section 853 of the Internal Revenue Code, Emerging Markets, International Equity and International Small Companies designated $0.0850, $0.0369 and $0.0062 per share as foreign taxes paid and $0.9677, $0.3527 and $0.0758 per share as income earned from foreign sources for the year ended October 31, 2007, respectively.

Emerging Markets and International Equity had qualifying dividend income of $861,705 and $3,908,077 during the year ended October 31, 2007, respectively.

Pursuant to Section 852 of the Internal Revenue Code, International Equity designated $23,310,547 as long term capital gain dividend for the year ended October 31, 2007.

39

Harding, Loevner Funds, Inc.

Supplemental Tax Information (continued)

(unaudited)

The Emerging Markets, International Equity and International Small Companies Portfolios have elected to pass through the credit for taxes paid in foreign countries during its fiscal year ended October 31, 2007. In accordance with current tax laws, the Foreign Income and Foreign Tax per share (for a share outstanding on October 31, 2007) is as follows:

	Emerging Markets			International Equity
Country	Foreign Tax	Gross Foreign Dividends	Country	Foreign Tax	Gross Foreign Dividends
Brazil	0.0147	0.1429	Australia	0.0000	0.0035
Cayman Islands	0.0000	0.0245	Austria	0.0007	0.0047
Chile	0.0093	0.0333	Bermuda	0.0000	0.0116
China	0.0000	0.0478	Canada	0.0017	0.0097
Colombia	0.0000	0.0107	France	0.0061	0.0408
Egypt	0.0000	0.2107	Germany	0.0007	0.0044
Hong Kong	0.0000	0.0785	Hong Kong	0.0000	0.0064
India	0.0000	0.0236	India	0.0000	0.0018
Indonesia	0.0071	0.0472	Indonesia	0.0007	0.0049
Israel	0.0079	0.0408	Ireland	0.0000	0.0073
Luxembourg	0.0059	0.0393	Japan	0.0031	0.0436
Malaysia	0.0000	0.0050	Mexico	0.0000	0.0079
Mexico	0.0000	0.0386	Netherlands	0.0003	0.0020
Netherlands	0.0006	0.0037	Poland	0.0019	0.0095
Philippine Islands	0.0027	0.0120	Russia	0.0003	0.0014
Poland	(0.0004)	(0.0024)	Singapore	0.0000	0.0075
Russia	0.0014	0.0209	South Africa	0.0000	0.0174
South Africa	0.0000	0.1350	South Korea	0.0006	0.0035
South Korea	0.0111	0.0664	Spain	0.0032	0.0211
Taiwan	0.0162	0.0843	Sweden	0.0034	0.0226
Thailand	0.0016	0.0235	Switzerland	0.0098	0.0589
Turkey	0.0010	0.0104	Taiwan	0.0031	0.0156
United Kingdom	0.0000	0.0153	United Kingdom	0.0000	0.0468
	International Small Companies
Country	Foreign Tax	Gross Foreign Dividends
Australia	0.0000	0.0067
Austria	0.0002	0.0015
Belgium	0.0002	0.0016
Bermuda	0.0000	0.0077
Canada	0.0002	0.0016
Cayman Islands	0.0000	0.0036
China	0.0000	0.0006
Denmark	0.0002	0.0010
Finland	0.0002	0.0011
France	0.0010	0.0066
Germany	0.0007	0.0044
Ireland	0.0000	0.0003
Italy	0.0005	0.0032
Japan	0.0005	0.0074
Malaysia	0.0000	0.0037
Mexico	0.0000	0.0010
Netherlands	0.0006	0.0040
Singapore	0.0000	0.0028
Spain	0.0001	0.0006
Sweden	0.0011	0.0071
Switzerland	0.0002	0.0019
Taiwan	0.0004	0.0021
United Kingdom	0.0000	0.0060

40

Harding, Loevner Funds, Inc.

Approval of Investment Advisor Agreements

October 31, 2007 (unaudited)

The Board of Directors of the Harding, Loevner Funds, Inc. (the "Fund"), and by a separate vote, the Directors of the Fund who are not "interested persons" as defined in the Investment Company Act of 1940, as amended, (the "Independent Directors") approved the continuance of the Investment Advisor Agreements between the Fund (on behalf of each of the International Equity Portfolio and the Emerging Markets Portfolio (each a "Portfolio" and collectively the "Portfolios")) and Harding, Loevner Management, L.P. (the "Advisor") with respect to each Portfolio at a meeting held on September 10, 2007.

As part of its review, the Board carefully considered the following: (i) a memorandum from Dechert, LLP, counsel to the Fund, that explained the Directors' fiduciary duties and obligations under Sections 15 and 36(b) of the 1940 Act as well as the Fund's disclosure requirements; (ii) comparative fee and performance information; (iii) information on soft dollar transactions; (iv) code of ethics compliance reports; and (v) the Advisor's financial statements for the periods ended June 30, 2006 and June 30, 2007.

The Board also considered the following information which provided additional detail about the foregoing: (i) a detailed profitability analysis; (ii) the effect of the fee waivers for the International Equity Portfolio, Global Equity Portfolio and Institutional Emerging Markets Portfolio on net Fund expenses; (iii) the expenses attributable to the Fund, as compared to the expenses of the Advisor's overall business, including the allocation of expenses attributable to the Fund, such as direct and indirect costs, overhead and other expenses; (iv) actual expenses for calendar year 2006 and estimated expenses for calendar year 2007; (v) total expenses before distribution costs, such as communications to third parties and fees paid to intermediaries; (vi) the ownership structure of the Advisor; and (vii) the long-term profit and loss summary for the Advisor.

The Board considered a number of factors in evaluating the Advisor, including: (i) the nature and quality of services provided; (ii) the investment performance of the Portfolios; (iii) the cost of the services provided; (iv) the profitability of the Advisor; (v) the realization of economies of scale; and (vi) comparison of fees and services.

Quality and Nature of the Services

The Directors agreed that the nature and quality of services provided by the Advisor was excellent. They noted the superior management of the organization and specifically discussed the high integrity and forward thinking which has resulted in no significant compliance issues. The Directors also noted the Advisor's consistently prudent approach to expenses. These determinations were not based merely on the materials provided at the present meeting, but on the Board's ongoing dealing with the Advisor. With regard to these areas, the Board was satisfied that the quality and nature of the services provided by the Advisor weighed in favor of renewing the advisory agreements.

The Board considered the investment performance of each of the four Portfolios under consideration. The Board had available to it the qualifications, background and responsibilities of the Portfolios' portfolio management teams and senior management of the Advisor and recognized that these persons report to the Board regularly. The Board had been provided by the Advisor copies of investment performance data obtained from Bloomberg and Morningstar for funds in the Lipper International Funds Index and a number of other international equity funds; funds in the Lipper Global Funds Index and a number of other global equity funds; and funds in the Lipper Emerging Market Funds Index and a number of other emerging market funds (collectively, the "Peer Group Data"). The Peer Group Data included fund management fees, total expense ratios, net assets, calendar year-to-date returns, 1-, 3- and 5- year returns as well as median and average data with regard to the foregoing.

Based on their review of the data provided by the Advisor and all other relevant data, the Independent Directors concluded that they were satisfied, both in absolute terms and in comparison to appropriate peer funds and benchmark indices, with the overall performance of the Fund's Portfolios. In sum, the Board was satisfied with the nature and quality of services being provided by the Advisor to shareholders.

Fees and Costs of Providing Services

The Independent Directors considered a number of related factors in assessing the costs proposed by the Advisor to be charged for providing advisory services to the Fund, including: (i) a comparison of advisory and total Portfolio fees with competing fund products; (ii) a review of the Advisor's profitability information; (iii) consideration of whether any benefits or economies of scale are provided to shareholders; and (iv) consideration of whether the Advisor has received any ancillary or "fall-out" benefits in connection with its management of the Portfolios.

The Independent Directors reviewed the Peer Group Data provided by Advisor with respect to advisory fees, net assets and total expenses and concluded that the cost of services was fair and reasonable. The Directors determined that comparable costs across all four Portfolios were appropriate, and that the cost of each Portfolio versus its market peers was equally in line.

41

Harding, Loevner Funds, Inc.

Approval of Investment Advisor Agreements (continued)

October 31, 2007 (unaudited)

The Independent Directors reviewed the financial statements of the Advisor, which showed the net income, the revenues received and the expenses incurred, including those paid for employee salaries. In addition, the Independent Directors reviewed a profitability analysis prepared by the Advisor. The Independent Directors considered any ancillary benefits derived by the Advisor in connection with its management of the Portfolios, and reviewed the soft dollar report. The Independent Directors concluded that the profitability of the Advisor was, on balance, reasonable and noted that the Advisor makes modest profits on the International Equity Portfolio and makes solid profits on the Emerging Markets Portfolio.

Based on the foregoing, the Board concluded that the fees charged by the Advisor are within the range that might be obtained in an arm's length negotiation. The Board based their evaluation on all material factors discussed above, including (1) the terms of the advisory agreements; (2) the nature, quality, cost and extent of the services performed by the Advisor; (3) the reasonableness of the advisory fees in light of the nature and quality of the services provided and any additional benefits received by the Advisor in connection with providing services to the Fund; (4) the expense ratios of the Portfolios as compared to the expense ratios of similar funds; and (5) the overall organization and experience of the Advisor, as well as the Advisor's profitability and financial condition. In arriving at its decision, the Independent Directors did not single out any one factor or group of factors as being more important than other factors, but considered all factors together.

After extensive discussion, both in general session and in executive session of the Independent Directors meeting alone, the Board determined that it had received sufficient information to take action on the proposed resolutions regarding continuance of the advisory agreements. Thereafter, upon a motion duly made and seconded, the Board of Directors, and separately, the Independent Directors, unanimously determined to continue the Investment Advisory Agreements for each of the International Equity Portfolio and the Emerging Markets Portfolio. The investment advisor agreement for the International Small Companies Portfolio was initially approved by the Board of Directors and Independent Directors on December 7, 2006 for a two year period.

42

Harding, Loevner Funds, Inc.

Directors and Principal Officers of the Fund

(unaudited)

Disinterested Directors:

Name, Address and Age	Position with the Fund	Term of Office and Length of Time Served*	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen By Director	Other Directorships Held by Director
R. Kelly Doherty 41 Post Road Bernardsville, NJ 07924 Age, 49	Director	Indefinite; Director since 2004	Cayman Partners (private investment vehicles), Managing Partner, 1/99-present	5	L.P. Thebault & Co. (commercial printing); The Peck School

Jane A. Freeman 300 Frank Ogawa Plaza Oakland, CA 96412-2040 Age, 54	Director	Indefinite; Director since 1996; Chairperson of Audit Committee since 2005	Scientific Learning Corporation (Education Software), Senior Vice President and Chief Financial Officer, 1/00-present; Treasurer and Vice President, Finance & Business Development, 9/99-1/00	5	None

Samuel R. Karetsky The Karetsky Group, LLC 12 East 49th Street, 27th Floor New York, NY 10017 Age, 62	Director	Indefinite; Director since 1998	The Karetsky Group, LLC (Advisory Firm), Managing Member, 1/03-present; Wetherby Asset Management, Principal, 2004-present; European Investors Inc., Managing Director, 11/98-12/02	5	None

Raymond J. Clark 66 Greenway Terrace Princeton, NJ 08540 Age, 72	Director	Indefinite; Director since 2004	The Woodrow Wilson National Fellowship Foundation, Treasurer, 08/04-present; Wellesley College, Interim Vice President of Finance and Treasurer, 10/03-6/04; Princeton University, Treasurer, 1987-2001.	5	Princeton Healthcare System

Interested Director:

David R. Loevner** Harding, Loevner Management, L.P. 50 Division Street, Suite 401 Somerville, NJ 08876 Age, 53	Director, President and Chairman of the Board	Indefinite; Director, President and Chairman of the Board since 1996	HLM Holdings, Inc., Harding, Loevner Management, L.P.'s general partner, President, 7/89-present; Parks Tennant Corporation (real estate), President, 1/01-present.	5	None

*  Each director is elected to serve in accordance with the Articles of Incorporation and By-Laws of the Fund until his or her successor is duly elected and qualified.

**  David R. Loevner is considered an "interested person" of the Fund as defined in the Investment Company Act of 1940, as amended, because he serves as President and CEO of Harding, Loevner Management, L.P., the Fund's investment advisor.

43

Harding, Loevner Funds, Inc.

Directors and Principal Officers of the Fund (continued)

(unaudited)

Principal Officers of the Fund

Name, Address and Age	Position with the Fund	Term of Office and Length of Time Servedt	Principal Occupation(s) During Past Five Years
Richard Reiter Harding, Loevner Management, L.P. 50 Division Street, Suite 401 Somerville, NJ 08876 Age, 41	Vice President	1 year; Vice President since 2007	HLM Holdings, Inc. (general partner of Harding, Loevner Management, L.P.), Director, 4/96-current.

Puran Dulani Harding, Loevner Management, L.P. 50 Division Street, Suite 401 Somerville, NJ 08876 Age, 49	Chief Financial Officer and Treasurer	1 year; Chief Financial Officer and Treasurer since 2007	HLM Holdings, Inc. (general partner of Harding, Loevner Management, L.P.) Chief of Operations and Accounting, 3/02-present.

Ellen Blanchard State Street Bank & Trust Company 200 Clarendon Street Boston, MA 02116 Age, 33	Anti-Money Laundering Compliance Officer	1 year; Anti-Money Laundering Compliance Officer since 2007	State Street Bank and Trust Company (formerly, Investors Bank and Trust Company), Director and Senior Associate Counsel, 1/06-present; Senior Manager and Associate Counsel, 8/04-12/05; Manager and Associate Counsel
8/02-8/04; Product Manager, 8/99-8/02.

Donna M. Rogers State Street Bank & Trust Company 200 Clarendon Street Boston, MA 02116 Age, 41	Chief Compliance Officer of the Funds	1 year; Chief Compliance Officer since 2007	State Street Bank and Trust Company, (formerly, Investors Bank and Trust Company), Senior Director, 2002-present.

Brendan J. O'Neill State Street Bank & Trust Company 200 Clarendon Street Boston, MA 02116 Age, 39	Assistant Treasurer	1 year; Assistant Treasurer since 2004	State Street Bank and Trust Company (formerly, Investors Bank and Trust Company), Unit Director 11/07-present; Director 1/05-10/07; Senior Manager 11/02-12/04; Manager 7/00-10/02.

Rainer L.C. Frost State Street Bank & Trust Company 200 Clarendon Street Boston, MA 02116 Age, 49	Secretary and Chief Legal Officer	1 year; Secretary and Chief Legal Officer since 2005	State Street Bank and Trust Company (formerly, Investors Bank and Trust Company), Director and Counsel 6/05–present; Principal, Clarity Group 6/02-6/05.

t  Officers are elected to hold such office until their successor is elected and qualified to carry out the duties and responsibilities of their office, or until he or she resigns or is removed from office.

The Fund's Statement of Additional Information contains additional information about the Directors and Officers of the Fund and is available, without charge, upon request, by calling 1-877-435-8105.

44

Harding, Loevner Funds, Inc.

Supplemental Information

(unaudited)

Quarterly Form N-Q Portfolio Schedule

Each Portfolio will file its complete schedule of portfolio holdings with the SEC on Form N-Q for the first and third fiscal quarters within 60 days of the end of the quarter to which it relates. The Portfolios' Form N-Q will be available on the SEC's website at www.sec.gov and may also be reviewed and copied at the SEC's Public Reference Room whose telephone number is 1-800-SEC-0330. Additionally, they are available upon request by calling 1-877-435-8105.

Proxy Voting Record

Information regarding how the Fund voted proxies relating to the Portfolios' securities during the 12-month period ended June 30, 2007 is available on the Fund's website at www.hardingloevner.com and on the SEC's website at www.sec.gov.

Proxy Voting Policies and Procedures

A description of the Fund's proxy voting policies and procedures is located in the Statement of Additional Information and is available without charge, upon request, by calling 1-877-435-8105 or on the SEC's website at www.sec.gov.

45

HARDING, LOEVNER FUNDS, INC.

Officers, Directors and Other Pertinent Information

OFFICERS AND DIRECTORS

Jane A. Freeman

Director of the Funds

Samuel R. Karetsky

Director of the Funds

R. Kelly Doherty

Director of the Funds

Raymond J. Clark

Director of the Funds

David R. Loevner

Director, President and Chairman
of the Board of the Funds

Donna Rogers

Chief Compliance Officer of the Funds

Ellen Blanchard

Anti-Money Laundering
Compliance Officer of the Funds

Richard Reiter

Vice President

Puran Dulani

Chief Financial Officer and
Treasurer of the Funds

Brendan J. O'Neill

Assistant Treasurer of the Funds

Rainer L.C. Frost

Secretary of the Funds

INVESTMENT ADVISOR

Harding, Loevner Management, L.P.

50 Division Street, Suite 401

Somerville, NJ 08876

DISTRIBUTOR

Quasar Distributors, LLC

615 East Michigan Street

Milwaukee, WI 53202

ADMINISTRATOR, CUSTODIAN AND FUND ACCOUNTING AGENT

State Street Bank and Trust Company

P.O. Box 9130

Boston, MA 02117

TRANSFER AND DIVIDEND DISBURSING AGENT

State Street Bank and Trust Company

P.O. Box 642

Boston, MA 02117-0642

LEGAL COUNSEL

Dechert LLP

30 Rockefeller Plaza

New York, NY 10112

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP

1601 Market Street

Philadelphia, PA 19103-2499

This report is intended for shareholders of Harding Loevner Funds. It may not be used as sales literature unless preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives, risks and policies of the Portfolios.

HLFSANINV-G

Annual Report  October 31, 2007

Family of Mutual Funds

Institutional Class

  ■  Institutional Emerging Markets Portfolio

  ■  International Equity Portfolio

  ■  Global Equity Portfolio

Harding, Loevner Funds, Inc.
P.O. Box 642, OPS 22
Boston, MA 02117-0642

1.877.435.8105 • www.hardingloevner.com

Harding, Loevner Funds, Inc.

Table of Contents

Expense Example	3

Performance Information and Statements of Net Assets

Institutional Emerging Markets Portfolio	4

International Equity Portfolio	11

Global Equity Portfolio	18

Statements of Operations	24

Statements of Changes in Net Assets	25

Financial Highlights	28

Notes to Financial Statements	31

Report of Independent Registered Public Accounting Firm	38

Supplemental Tax Information	39

Approval of Investment Advisor Agreements	41

Directors and Principal Officers	43

Supplemental Information	45

For use only when preceded or accompanied by a prospectus. Read the prospectus carefully before you invest or send money.

Harding, Loevner Funds, Inc.

Expense Example

October 31, 2007 (unaudited)

As a shareholder of a Harding Loevner Portfolio, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares; and (2) ongoing costs, including management fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on May 1, 2007 and held for the entire six month period from May 1, 2007 to October 31, 2007 for the International Equity Portfolio, Institutional Class, Institutional Emerging Markets Portfolio and Global Equity Portfolio, Institutional Class.

Actual Expenses

The first line under the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for the Portfolio under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line under each Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Portfolio in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value May 1, 2007	Ending Account Value October 31, 2007	Annualized Expense Ratio	Expenses Paid During Period* (May 1, 2007 to October 31, 2007)
Institutional Emerging Markets Portfolio
Actual	$1,000.00	$1,359.80	1.30%	$7.73
Hypothetical (5% annual return before expenses)	1,000.00	1,018.65	1.30%	6.61
International Equity Portfolio, Institutional Class
Actual	1,000.00	1,113.90	0.97%	5.17
Hypothetical (5% annual return before expenses)	1,000.00	1,020.31	0.97%	4.94
Global Equity Portfolio, Institutional Class
Actual	1,000.00	1,128.00	1.25%	6.70
Hypothetical (5% annual return before expenses)	1,000.00	1,018.90	1.25%	6.36

*  Expenses are calculated using each Portfolio's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (184 days), and divided by the number of days in the year (365 days).

Harding, Loevner Funds, Inc.

Institutional Emerging Markets Portfolio — Overview
(unaudited)
October 31, 2007

	Returns for the Year Ended October 31, 2007
	Cumulative Total Returns			Average Annualized Total Return
FUND NAME	Last 12 Months	5 YR	Inception	5 YR	Inception
Institutional Emerging Markets Portfolio (Inception date 10/17/05)	58.18%	N/A	112.64%	N/A	44.72%
MSCI Emerging Markets (Net dividend)	67.82%	N/A	125.11%	N/A	48.82%
Lipper Emerging Markets Funds Index	60.30%	N/A	115.40%	N/A	45.64%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance current to the most recent month end may be lower or higher than the performance quoted and may be obtained by visiting the website at www.hardingloevner.com.

Investment return reflects voluntary fee waivers in effect. Absence such waivers, total return would be reduced. The performance provided does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions.

Harding, Loevner Funds, Inc.

Institutional Emerging Markets Portfolio — Overview

October 31, 2007

The Harding, Loevner Funds, Inc. Institutional Emerging Markets Portfolio returned 58.18% for the fiscal year ending October 31, 2007, as compared to 67.82% for its benchmark, the MSCI Emerging Markets Index.

Consistent with its investment objectives and policies, the Portfolio was invested primarily in the securities of emerging markets companies that exhibited the fundamental characteristics of growth, financial strength, management quality and durable competitive advantage.

The Portfolio lagged its benchmark primarily due to its under-benchmark weightings of Chinese shares and Materials sector shares, as well as instances of stock selection.

Measured against the benchmark from a regional perspective, much of our lagging relative performance came from underweighting of top-performing markets. Our average weight in China was 10% versus 12% for the benchmark, while that market rose 155%. Stock selection was also a drag, and was particularly damaging in South Korea, where smaller capitalization industrial companies significantly outperformed most of our holdings.

Measured from an industrial sector perspective, performance was hurt by both sectoral weightings and individual stock selection. The Portfolio's overweighting of the underperforming Consumer Discretionary and Consumer Staples sectors, along with an underweighting of the strongly performing Materials sector hurt performance. Significant underperformance from Samsung Fire and Marine and Kookmin Bank in the Financials sector, and from Bidvest Group and Container Corp of India in the Industrials sector negatively impacted stock selection.

Past performance does not guarantee future results.

The Portfolio invests in foreign securities, which will involve greater volatility and political, economic, and currency risks, such as exposure to economies less diverse and mature than the U.S. or other more established foreign markets. Economic and political instability may cause larger price changes in emerging markets securities than other foreign securities. The portfolio invests in smaller companies which involve additional risks such as limited liquidity and greater volatility.

Portfolio holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security. Please refer to the Schedule of Investments in this report for complete fund holdings.

The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. The Index consists of 25 emerging market countries. Net dividends are reinvested.

It is not possible to invest directly in an index.

Harding, Loevner Funds, Inc.

Institutional Emerging Markets Portfolio
Statement of Net Assets
October 31, 2007 (unaudited)

Industry	Percentage of Net Assets
Airlines	0.6%
Automotive	1.9
Banks	13.9
Beverages, Food & Tobacco	3.3
Building Materials	1.1
Chemicals	3.5
Commercial Services & Supplies	7.9
Communications	11.3
Electric Utilities	1.6
Electrical Equipment	10.9
Energy Equipment & Services	2.6
Financial Services	3.5
Forest Products & Paper	0.9
Home Construction, Furnishings & Appliances	2.1
Insurance	2.0
Media	0.7
Metals & Mining	7.9
Oil & Gas	13.5
Pharmaceuticals	1.5
Real Estate	2.3
Retailers	1.2
Transportation	4.6
Total Investments	98.8
Other Assets Less Liabilities	1.2 *
Net Assets	100.0%

*  Breakout of other assets and liabilities may be found on page 10.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Institutional Emerging Markets Portfolio
Statement of Net Assets
October 31, 2007 (continued)

	Shares	Value (1)
Common Stocks - 94.9%
Brazil - 10.4%
Aracruz Celulose SA - Sponsored ADR (Forest Products & Paper)	27,400	$2,106,786
Brazil Realty SA (Real Estate)	203,198	3,534,082
Companhia de Bebidas das Americas - Preferred ADR (Beverages, Food & Tobacco)	27,000	2,206,170
Companhia Vale do Rio Doce - ADR (Metals & Mining)	264,840	9,979,171
Petroleo Brasileiro SA - ADR (Oil & Gas)	74,798	7,152,933
Wilson Sons Ltd. - GDR (Commercial Services & Supplies)*	45,948	573,471
		25,552,613
Chile - 1.4%
Banco Santander - ADR (Banks)	35,636	1,888,352
Lan Airlines SA - Sponsored ADR (Airlines)	95,000	1,580,800
		3,469,152
China - 12.4%
ASM Pacific Technology Ltd. (Electrical Equipment)	303,500	2,398,308
China Merchants Holdings International Co., Ltd. (Transportation)	723,000	5,126,140
China Mobile Ltd. - Sponsored ADR (Communications)	70,349	7,293,784
China Overseas Land & Investment Ltd. (Real Estate)	914,333	2,190,767
China Petroleum & Chemical Corp. - ADR (Oil & Gas)	19,274	3,197,749
China Resources Enterprise (Financial Services)	712,000	3,123,800
China Shenhua Energy Co., Ltd. - Class H (Energy Equipment & Services)	985,000	6,474,494
Wumart Stores Inc. - Class H (Retailers)	723,200	657,858
		30,462,900
Colombia - 0.7%
BanColombia SA - Sponsored ADR (Banks)	47,270	1,737,172
Czech Republic - 1.1%
CEZ (Electric Utilities)	17,300	1,251,048
Zentiva BV (Pharmaceuticals)	27,550	1,491,206
		2,742,254
Egypt - 2.1%
Orascom Construction Industries (Commercial Services & Supplies)	28,420	5,247,263
India - 9.5%
Bajaj Auto Ltd. (Automotive)	36,880	2,337,211
Bharti Tele-Ventures Ltd. (Communications)*	232,450	6,054,533
Container Corp. of India Ltd. (Transportation)	30,410	1,537,357
HDFC Bank Ltd. - ADR (Banks)	27,493	3,821,527
ICICI Bank Ltd. (Banks)	112,900	3,651,107
Larsen & Toubro Ltd. (Commercial Services & Supplies)	28,600	3,137,392
NTPC Ltd. (Electric Utilities)	442,500	2,716,624
		23,255,751
Indonesia - 3.2%
PT Bank Danamon Indonesia Tbk (Banks)	2,622,500	2,516,268
PT Bank Rakyat Indonesia (Banks)	2,631,000	2,264,602
PT Telekomunikasi Indonesia - Sponsored ADR (Communications)	63,030	3,041,197
		7,822,067
Israel - 2.2%
Israel Chemicals Ltd. (Chemicals)	478,630	5,317,488

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Institutional Emerging Markets Portfolio
Statement of Net Assets
October 31, 2007 (continued)

	Shares	Value (1)
Luxembourg - 0.5%
Millicom International Cellular SA (Communications)*	11,000	$1,292,280
Malaysia - 3.2%
IOI Corp. Berhad (Chemicals)	1,457,815	3,329,281
MISC Berhad (Transportation)	582,000	1,726,082
Sime Darby Berhad (Commercial Services & Supplies)#	813,000	2,666,933
		7,722,296
Mexico - 5.5%
America Movil SA de CV, Series L - ADR (Communications)	67,850	4,436,711
Grupo Financiero Banorte SA de CV, Class O (Financial Services)	626,880	2,839,700
Grupo Modelo SA de CV, Series C (Beverages, Food & Tobacco)	242,100	1,129,611
Urbi Desarrollos Urbanos SA de CV (Home Construction, Furnishings & Appliances)*	674,000	2,616,985
Wal-Mart de Mexico SA de CV - ADR (Retailers)	58,265	2,368,472
		13,391,479
Philippines - 0.4%
Philippine Long Distance Telephone Co. - Sponsored ADR (Communications)	13,555	929,873
Poland - 3.5%
Bank Pekao SA (Banks)#	13,810	1,477,107
Central European Distribution Corp. (Commercial Services & Supplies)*	72,950	3,879,481
Polski Koncern Naftowy Orlen SA (Oil & Gas)*	68,440	1,584,064
TVN SA (Media)	169,554	1,696,262
		8,636,914
Russia - 10.0%
Evraz Group SA, GDR, Reg S (Metals & Mining)	57,600	4,362,255
Golden Telecom Inc. (Communications)	7,193	744,116
Lukoil - Sponsored ADR (Oil & Gas)	50,328	4,471,643
Mobile TeleSystems (Communications)	176,000	2,411,200
OAO Gazprom - Sponsored ADR, Reg S (Oil & Gas)	140,650	7,029,530
Pyaterochka Holding NV, GDR (Beverages, Food & Tobacco)*	69,620	2,515,275
Sberbank of Russia (Banks)	694,900	2,988,070
		24,522,089
South Africa - 7.2%
Impala Platinum Holdings Ltd. (Metals & Mining)	131,824	4,978,292
Pretoria Portland Cement Co., Ltd. (Building Materials)	356,650	2,606,876
SABMiller plc (Beverages, Food & Tobacco)	78,900	2,356,693
Sasol Ltd. (Oil & Gas)	79,180	4,094,401
Standard Bank Group Ltd. (Banks)	64,270	1,167,202
Steinhoff International Holdings Ltd. (Home Construction, Furnishings & Appliances)	775,067	2,413,208
		17,616,672
South Korea - 8.7%
Daewoo Shipbuilding & Marine Engineering Co., Ltd. (Commercial Services & Supplies)	59,830	3,836,469
Hankook Tire Co., Ltd. (Automotive)	113,800	2,442,741
Hynix Semiconductor, Inc. (Electrical Equipment)*	55,230	1,558,242
Kookmin Bank - ADR (Banks)	28,673	2,342,297
Samsung Electronics Co., Ltd., GDR, Reg S (Electrical Equipment)	5,141	1,218,610
Samsung Electronics Co., Ltd., GDR, Reg S (Electrical Equipment)	16,080	4,930,192
Samsung Fire & Marine Insurance Co., Ltd. (Insurance)	17,600	4,884,676
		21,213,227

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Institutional Emerging Markets Portfolio
Statement of Net Assets
October 31, 2007 (continued)

	Shares	Value (1)
Taiwan - 6.8%
Delta Electronics (Electrical Equipment)	852,280	$3,471,915
Hon Hai Precision Industry Co., Ltd. (Electrical Equipment)	633,680	4,869,721
MediaTek Inc. (Electrical Equipment)	123,000	2,440,197
Synnex Technology International Corp. (Electrical Equipment)	917,000	3,105,971
Taiwan Semiconductor Manufacturing Co. (Electrical Equipment)	1,378,086	2,750,099
		16,637,903
Thailand - 2.5%
PTT Exploration & Production PCL (Oil & Gas)	650,800	3,102,239
Siam Commercial Bank-Alien (Banks)	1,102,270	3,065,014
		6,167,253
Turkey - 2.1%
Haci Omer Sabanci Holding AS (Financial Services)	369,900	2,542,445
Turkiye Is Bankasi (Banks)	394,671	2,716,707
		5,259,152
United Kingdom - 0.9%
Hikma Pharmaceuticals plc (Pharmaceuticals)	199,620	2,076,713
United States - 0.6%
NII Holdings, Inc. (Communications)*	25,090	1,455,220
Total Common Stocks (Cost $152,641,863)		232,527,731
Preferred Stocks - 3.9%
Brazil - 3.0%
All America Latina Logistica SA (Transportation)	180,100	2,861,786
Banco Itau Holding Financeria SA - ADR (Banks)	156,388	4,464,877
		7,326,663
Russia - 0.9%
Transneft (Oil & Gas)	1,204	2,341,780
Total Preferred Stocks (Cost $6,433,920)		9,668,443
Total Investments - 98.8% (Cost $159,075,783)		$242,196,174

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Institutional Emerging Markets Portfolio
Statement of Net Assets
October 31, 2007 (continued)

Value (1)
Liabilities, Net of Other Assets - 1.2%
Cash	$2,980,396
Receivable for securities sold	126,304
Dividends and interest receivable	262,312
Foreign currency (cost $106,503)	105,193
Tax reclaim receivable	1,720
Payable to investment advisor	(221,394)
Other liabilities	(390,171)
2,864,360
Net Assets - 100%
Applicable to 11,559,189 outstanding $.001 par value shares (authorized 500,000,000 shares)	$245,060,534
Net Asset Value, Offering and Redemption Price Per Share	$21.20
Components of Net Assets as of October 31, 2007 were as follows:
Paid-in capital	$153,752,880
Accumulated undistributed net investment income	927,515
Accumulated undistributed net realized gain on investments and foreign currency-related transactions	7,259,712
Net unrealized appreciation on investments and on assets and liabilities denominated in foreign currencies (Note 4)	83,120,427
$245,060,534

Summary of Abbreviations

ADR  American Depository Receipt

GDR  Global Depositary Receipt

Reg S  Security sold outside United States without registration under the Securities Act of 1933

(1)  See Note 2 to Financial Statements

#  Security valued at fair value as determined in good faith by or under the direction of the Board of Directors.

*  Non-income producing security.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Equity Portfolio — Overview
(unaudited)
October 31, 2007

	Returns for the Year Ended October 31, 2007
	Cumulative Total Returns			Average Annualized Total Return
FUND NAME	Last 12 Months	5 YR	10 YR	5 YR	10 YR
International Equity Institutional Class (Inception date 11/1/94)	25.24%	149.17%	135.56%	20.03%	8.95%
MSCI All Country World ex-US (Net dividend)	32.44%	216.21%	170.46%	25.89%	10.46%
Lipper International Fund Index	29.20%	188.37%	161.62%	23.59%	10.09%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance current to the most recent month end may be lower or higher than the performance quoted and may be obtained by visiting the website at www.hardingloevner.com.

Investment return reflects voluntary fee waivers in effect. Absence such waivers, total return would be reduced. The performance provided does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions.

Harding, Loevner Funds, Inc.

International Equity Portfolio — Overview

October 31, 2007

The Harding, Loevner Funds, Inc. International Equity Portfolio Institutional Class returned 25.24% for the fiscal year ending October 31, 2007, as compared to 32.44% for its benchmark, the MSCI All Country World ex-US Index.

Consistent with its investment objectives and policies, the Portfolio was invested primarily in the securities of non-US companies that exhibited the fundamental characteristics of growth, financial strength, management quality and durable competitive advantage.

The Portfolio lagged its benchmark primarily due to the absence of both mining shares and China-related shares, along with poor stock selection within the Information Technology sector.

Measured against the benchmark from a regional perspective, much of our lagging relative performance shows up as individual stock selection within the Emerging Markets: our emerging markets holdings returned about 35% in the year—a good result in nominal terms and better than most developed markets—but had a hard time keeping up with the blistering 68% return of the MSCI Emerging Markets sub-Index. Specifically, due largely to valuation concerns, we had no holdings in Brazil, and just one (sold at mid year) in China. Both these markets more than doubled in the year.

Individual stock selection was also net negative for the Portfolio from an industrial sector perspective, as was allocation between sectors. The Portfolio was hurt by its lack of mining shares and low holdings in Materials, while at the same time lagged due to the large allocation to stocks in the underperforming Health Care sector. Poor performance from Japanese holdings Monex Beans and Nomura within Financials, along with Hoya, Hirose, Keyence, and Yokogawa within technology hardware, were the main detractors from stock selection.

Past performance does not guarantee future results.

The Portfolio invests in foreign securities, which will involve greater volatility and political, economic, and currency risks, such as exposure to economies less diverse and mature than the U.S. or other more established foreign markets. Economic and political instability may cause larger price changes in emerging markets securities than other foreign securities. The portfolio invests in smaller companies which involve additional risks such as limited liquidity and greater volatility.

Portfolio holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security. Please refer to the Schedule of Investments in this report for complete fund holdings.

The MSCI All Country World ex-US Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global developed and emerging markets, excluding the US. The Index consists of 48 developed and emerging market countries. Net dividends are reinvested.

The MSCI Emerging Markets sub-Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. The Index consists of 25 emerging market countries. Net dividends are reinvested.

It is not possible to invest directly in an index.

Harding, Loevner Funds, Inc.

International Equity Portfolio
Statement of Net Assets
October 31, 2007 (unaudited)

Industry	Percentage of Net Assets
Banks	13.3%
Beverages, Food & Tobacco	12.6
Chemicals	5.1
Commercial Services & Supplies	10.3
Communications	4.3
Computer Software & Processing	2.6
Computers & Information	0.7
Electrical Equipment	13.1
Financial Services	3.4
Health Care Providers & Services	2.0
Heavy Machinery	4.5
Insurance	1.5
Medical Supplies	5.5
Oil & Gas	13.3
Pharmaceuticals	2.4
Real Estate	1.8
Retailers	1.9
Total Investments	98.3
Other Assets Less Liabilities	1.7 *
Net Assets	100.0%

*  Breakout of other assets and liabilities may be found on page 17.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Equity Portfolio
Statement of Net Assets
October 31, 2007 (continued)

	Shares	Value (1)
Common Stocks - 97.5%
Australia - 1.8%
Cochlear Ltd. (Medical Supplies)	111,500	$7,171,289
Austria - 2.0%
Erste Bank der Oesterreichischen Sparkassen AG (Banks)	97,670	7,971,773
Bermuda - 3.7%
Bunge Ltd. (Beverages, Food & Tobacco)	130,230	15,001,194
Canada - 5.3%
EnCana Corp. (Oil & Gas)	147,282	10,265,555
Imperial Oil Ltd. (Oil & Gas)	208,390	11,280,151
		21,545,706
France - 10.0%
Air Liquide (Chemicals)	89,884	12,410,766
Dassault Systemes SA (Computer Software & Processing)	171,100	10,618,413
LVMH Moet Hennessy Louis Vuitton SA (Beverages, Food & Tobacco)	65,400	8,445,112
Schneider Electric SA (Electrical Equipment)	66,560	9,195,992
		40,670,283
Germany - 3.8%
Fresenius AG (Health Care Providers & Services)	62,620	4,881,527
Qiagen NV (Commercial Services & Supplies)*	456,250	10,777,573
		15,659,100
Hong Kong - 3.5%
Hutchison Whampoa Ltd. (Commercial Services & Supplies)	523,000	6,591,174
Li & Fung Ltd. (Commercial Services & Supplies)	1,620,200	7,671,409
		14,262,583
India - 2.1%
HDFC Bank Ltd. (Banks)	196,750	8,391,083
Indonesia - 1.9%
PT Telekomunikasi Indonesia - Sponsored ADR (Communications)	162,410	7,836,283
Japan - 16.2%
Fanuc Ltd. (Electrical Equipment)	68,000	7,442,868
Hirose Electronics Co., Ltd. (Electrical Equipment)	36,600	4,376,446
Hoya Corp. (Electrical Equipment)	179,100	6,509,277
JSR Corp. (Chemicals)	326,500	8,450,130
Keyence Corp. (Electrical Equipment)	32,865	7,568,082
Kubota Corp. (Heavy Machinery)	1,120,300	9,420,352
Monex Beans Holdings Inc. (Computers & Information)	3,920	2,696,040
Nomura Holdings Inc. (Financial Services)	350,500	6,244,762
Sumitomo Realty & Development Co., Ltd. (Real Estate)	208,000	7,319,583
Yokogawa Electric Corp. (Electrical Equipment)	468,100	5,905,566
		65,933,106
Malaysia - 1.8%
Sime Darby Berhad (Commercial Services & Supplies)#	2,248,000	7,374,249

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Equity Portfolio
Statement of Net Assets
October 31, 2007 (continued)

	Shares	Value (1)
Mexico - 4.2%
America Movil SA de CV, Series L - ADR (Communications)	145,700	$9,527,323
Wal-Mart de Mexico SA de CV - ADR (Retailers)	186,480	7,580,412
		17,107,735
Poland - 1.4%
Bank Pekao SA - GDR (Banks)#	54,450	5,768,917
Russia - 1.6%
OAO Gazprom - Sponsored ADR, Reg S (Oil & Gas)	126,800	6,337,322
Singapore - 1.2%
DBS Group Holdings Ltd. (Banks)	305,083	4,766,357
South Africa - 3.3%
Sasol Ltd. (Oil & Gas)	261,700	13,532,517
South Korea - 1.5%
Samsung Electronics Co., Ltd., GDR, Reg S (Electrical Equipment)	20,630	6,325,240
Spain - 2.8%
Banco Santander Central Hispano SA (Banks)	527,800	11,536,612
Sweden - 4.0%
Atlas Copco AB - Class A (Heavy Machinery)	532,800	8,928,517
Skandinaviska Enskilda Banken AB, Class A (Banks)	240,700	7,406,401
		16,334,918
Switzerland - 12.7%
Alcon Inc. (Medical Supplies)	55,050	8,379,161
Nestle SA - ADR (Beverages, Food & Tobacco)	111,520	12,730,008
Nobel Biocare Holding AG (Medical Supplies)	23,620	6,899,187
Roche Holding AG - Genusschein (Pharmaceuticals)	57,490	9,827,470
Swiss Re - Registered (Insurance)	67,500	6,356,450
UBS AG - Registered (Financial Services)	139,080	7,464,508
		51,656,784
Taiwan - 1.5%
Taiwan Semiconductor Manufacturing Co. (Electrical Equipment)	3,095,271	6,176,902
United Kingdom - 11.2%
BG Group plc (Oil & Gas)	684,750	12,675,814
Standard Chartered plc (Banks)	219,090	8,539,780
Tesco plc (Beverages, Food & Tobacco)	891,370	9,067,573
Unilever plc (Beverages, Food & Tobacco)	175,435	5,943,386
WPP Group plc (Commercial Services & Supplies)	698,130	9,558,543
		45,785,096
Total Common Stocks (Cost $216,559,386)		397,145,049

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Equity Portfolio
Statement of Net Assets
October 31, 2007 (continued)

	Shares	Value (1)
Preferred Stocks - 0.8%
Germany - 0.8%
Fresenius AG (Health Care Providers & Services)	40,100	$3,183,245
Total Preferred Stocks (Cost $2,890,967)		3,183,245
Total Investments - 98.3% (Cost $219,450,353)		$400,328,294

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Equity Portfolio
Statement of Net Assets
October 31, 2007 (continued)

Value (1)
Liabilities, Net of Other Assets - 1.7%
Cash	$6,367,331
Receivable for securities sold	920,666
Dividends and interest receivable	503,967
Receivable for fund shares sold	6,254
Tax reclaim receivable	172,607
Prepaid expenses	2,530
Payable for distribution fees	(9,314)
Payable for fund shares redeemed	(23,539)
Payable to investment advisor	(270,983)
Due to custodian	(540,292)
Other liabilities	(161,181)
6,968,046
Net Assets - 100%
Investor Class
Applicable to 768,115 outstanding $.001 par value shares (authorized 250,000,000 shares)	$16,637,157
Net Asset Value, Offering Price and Redemption Price Per Share	$21.66
Institutional Class
Applicable to 17,994,282 outstanding $.001 par value shares (authorized 250,000,000 shares)	$390,659,183
Net Asset Value, Offering Price and Redemption Price Per Share	$21.71
Components of Net Assets as of October 31, 2007 were as follows:
Paid-in capital	$193,644,531
Accumulated undistributed net investment income	2,393,120
Accumulated undistributed net realized gain on investments and foreign currency-related transactions	30,366,989
Net unrealized appreciation on investments and on assets and liabilities denominated in foreign currencies (Note 4)	180,891,700
$407,296,340

Summary of Abbreviations

ADR  American Depository Receipt

GDR  Global Depositary Receipt

Reg S  Security sold outside United States without registration under the Securities Act of 1933

(1)  See Note 2 to Financial Statements

#  Security valued at fair value as determined in good faith by or under the direction of the Board of Directors.

*  Non-income producing security.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Global Equity Portfolio — Overview
(unaudited)
October 31, 2007

	Returns for the Year Ended October 31, 2007
	Cumulative Total Returns			Average Annualized Total Return
FUND NAME	Last 12 Months	5 YR	10 YR	5 YR	10 YR
Global Equity Portfolio (Inception date 12/1/96)	26.01%	135.70%	132.49%	18.71%	8.80%
MSCI All Country World Index (Net dividend)	24.18%	145.47%	126.41%	19.67%	8.51%
Lipper Global Equity Fund Index	21.24%	133.09%	126.19%	18.44%	8.50%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance current to the most recent month end may be lower or higher than the performance quoted and may be obtained by visiting the website at www.hardingloevner.com.

Investment return reflects voluntary fee waivers in effect. Absence such waivers, total return would be reduced. The performance provided does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions.

Harding, Loevner Funds, Inc.

Global Equity Portfolio — Overview

October 31, 2007

The Harding, Loevner Funds, Inc. Global Equity Portfolio returned 26.01% for the fiscal year ending October 31, 2007, as compared to 24.18% for its benchmark, the MSCI All Country World Index.

Consistent with its investment objectives and policies, the Portfolio was invested primarily in the securities of global companies that exhibited the fundamental characteristics of growth, financial strength, management quality and durable competitive advantage.

Measured against the benchmark from a regional perspective, substantially all of our good relative performance came from individual stock selection within the US market: our holdings there returned more than 21% in the year, versus less than 15% for the MSCI US sub-Index. With the US holdings accounting for nearly half the Portfolio, that strong performance carried over into the overall relative performance. Returns were boosted by strong returns from a number of industry groups, including Schlumberger in energy, Cisco Systems in technology hardware, Medco Health Solutions in health care equipment and services, Emerson Electric in capital goods, and Praxair in materials. Stock selection was less successful this year in Emerging Markets, where Portfolio stocks returned more than 57%, but had a hard time keeping up with the blistering 68% return of the Emerging Markets sub-Index.

Individual stock selection was also a net positive for the Portfolio from an Industrials sector perspective, but benefited somewhat from allocation between sectors. The Portfolio carried a much smaller weight in the Financials and Consumer Discretionary sectors than the Index, which boosted relative performance; large holdings of Industrials, Information Technology, and Materials also were beneficial but large holding of Health Care companies detracted from relative performance.

Past performance does not guarantee future results.

The Portfolio invests in foreign securities, which will involve greater volatility and political, economic, and currency risks, such as exposure to economies less diverse and mature than the U.S. or other more established foreign markets. Economic and political instability may cause larger price changes in emerging markets securities than other foreign securities. The portfolio invests in smaller companies which involve additional risks such as limited liquidity and greater volatility.

Portfolio holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security. Please refer to the Schedule of Investments in this report for complete fund holdings.

The MSCI All Country World Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global developed and emerging markets. The Index consists of 47 developed and emerging market countries. Net dividends are reinvested.

It is not possible to invest directly in an index.

Harding, Loevner Funds, Inc.

Global Equity Portfolio
Statement of Net Assets
October 31, 2007 (unaudited)

Industry	Percentage of Net Assets
Banks	5.4%
Beverages, Food & Tobacco	5.5
Chemicals	5.8
Commercial Services & Supplies	6.0
Communications	7.4
Computer Software & Processing	4.6
Computers & Information	2.9
Cosmetics & Personal Care	3.6
Electrical Equipment	8.3
Financial Services	2.6
Heavy Machinery	2.2
Industrial - Diversified	4.9
Insurance	3.0
Media	3.4
Medical Supplies	5.5
Metals & Mining	3.3
Oil & Gas	10.6
Pharmaceuticals	6.4
Real Estate	1.4
Retailers	1.8
Transportation	3.7
Total Investments	98.3
Other Assets Less Liabilities	1.7 *
Net Assets	100.0%

*  Breakout of other assets and liabilities may be found on page 23.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Global Equity Portfolio
Statement of Net Assets
October 31, 2007 (continued)

	Shares	Value (1)
Common Stocks - 98.3%
Australia - 4.8%
Cochlear Ltd. (Medical Supplies)	9,000	$578,848
Rio Tinto Ltd. (Metals & Mining)	12,680	1,316,964
		1,895,812
Austria - 1.3%
Erste Bank der Oesterreichischen Sparkassen AG (Banks)	6,320	515,835
Canada - 2.2%
EnCana Corp. (Oil & Gas)	12,850	895,645
China - 3.7%
China Merchants Holdings International Co., Ltd. (Transportation)	208,000	1,474,740
France - 9.8%
Air Liquide (Chemicals)	3,810	526,067
Dassault Systemes SA (Computer Software & Processing)	10,650	660,936
L'Oreal SA (Cosmetics & Personal Care)	6,920	910,801
LVMH Moet Hennessy Louis Vuitton SA (Beverages, Food & Tobacco)	3,314	427,937
Schlumberger Ltd. (Oil & Gas)	14,180	1,369,363
		3,895,104
Germany - 2.6%
Qiagen NV (Commercial Services & Supplies)*	43,900	1,037,009
Hong Kong - 2.4%
Li & Fung Ltd. (Commercial Services & Supplies)	201,800	955,493
Indonesia - 1.4%
PT Telekomunikasi Indonesia - Sponsored ADR (Communications)	11,500	554,875
Japan - 9.4%
Fanuc Ltd. (Electrical Equipment)	3,100	339,307
JSR Corp. (Chemicals)	28,800	745,371
Keyence Corp. (Electrical Equipment)	4,160	957,956
Monex Beans Holdings Inc. (Computers & Information)	370	254,473
Nomura Holdings Inc. (Financial Services)	33,900	603,987
Sumitomo Realty & Development Co., Ltd. (Real Estate)	16,000	563,045
Yokogawa Electric Corp. (Electrical Equipment)	23,000	290,169
		3,754,308
Malaysia - 1.0%
Sime Darby Berhad (Commercial Services & Supplies)#	120,000	393,643
Mexico - 1.8%
America Movil SA de CV, Series L - ADR (Communications)	10,700	699,673
Singapore - 1.2%
Olam International Ltd. (Beverages, Food & Tobacco)	191,000	469,415
South Africa - 1.6%
Sasol Ltd. (Oil & Gas)	12,440	643,273

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Global Equity Portfolio
Statement of Net Assets
October 31, 2007 (continued)

	Shares	Value (1)
Switzerland - 7.3%
Alcon Inc. (Medical Supplies)	3,900	$593,619
Nestle SA - ADR (Beverages, Food & Tobacco)	6,820	778,503
Novartis AG - Registered (Pharmaceuticals)	6,920	368,669
Roche Holding AG - Genusschein (Pharmaceuticals)	2,200	376,073
Swiss Re - Registered (Insurance)	4,700	442,597
Synthes Inc. (Medical Supplies)	2,800	350,150
		2,909,611
Taiwan - 0.8%
Advantech Co., Ltd. (Computers & Information)	118,657	323,859
United Kingdom - 3.9%
Pearson plc (Media)	28,800	478,804
Standard Chartered plc (Banks)	27,700	1,079,702
		1,558,506
United States - 43.1%
3M Co. (Industrial - Diversified)	11,780	1,017,321
Abbott Laboratories (Pharmaceuticals)	13,100	715,522
Air Products & Chemicals Inc. (Chemicals)	4,750	464,787
American International Group (Insurance)	12,100	763,752
Analog Devices (Electrical Equipment)	17,400	582,204
Automatic Data Processing Inc. (Computer Software & Processing)	7,720	382,603
Caterpillar Inc. (Heavy Machinery)	12,000	895,320
Cisco Systems Inc. (Communications)*	36,700	1,213,302
Colgate-Palmolive Co. (Cosmetics & Personal Care)	6,850	522,449
eBay Inc. (Computers & Information)*	16,050	579,405
Electronic Arts Inc. (Computer Software & Processing)*	12,600	770,112
Emerson Electric Co. (Electrical Equipment)	21,500	1,123,805
Exxon Mobil Corp. (Oil & Gas)	14,050	1,292,460
Fortress Investment Group LLC - Class A (Financial Services)	19,000	418,950
Genentech Inc. (Pharmaceuticals)*	3,600	266,868
General Electric Co. (Industrial - Diversified)	22,700	934,332
Medco Health Solutions Inc. (Pharmaceuticals)*	8,639	815,349
Medtronic Inc. (Medical Supplies)	14,450	685,508
Praxair Inc. (Chemicals)	6,600	564,168
Qualcomm Inc. (Communications)	11,600	495,668
The Coca-Cola Company (Beverages, Food & Tobacco)	8,130	502,109
Viacom Inc., Class B (Media)*	20,875	861,929
Walgreen Co. (Retailers)	18,350	727,578
Wells Fargo & Co. (Banks)	16,000	544,160
		17,139,661
Total Common Stocks (Cost $24,439,303)		39,116,462
Total Investments - 98.3% (Cost $24,439,303)		$39,116,462

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Global Equity Portfolio
Statement of Net Assets
October 31, 2007 (continued)

Value (1)
Liabilities, Net of Other Assets - 1.7%
Cash	$215,334
Dividends and interest receivable	34,129
Foreign currency (cost $2,847)	2,877
Receivable for fund shares sold	506,063
Tax reclaim receivable	7,140
Prepaid expenses	223
Payable to investment advisor	(25,749)
Other liabilities	(54,628)
685,389
Net Assets - 100%
Institutional Class
Applicable to 1,420,099 outstanding $.001 par value shares (authorized 500,000,000 shares)	$39,801,851
Net Asset Value, Offering and Redemption Price Per Share	$28.03
Components of Net Assets as of October 31, 2007 were as follows:
Paid-in capital	$22,245,269
Accumulated undistributed net investment income	104,971
Accumulated undistributed net realized gain on investments and foreign currency-related transactions	2,774,124
Net unrealized appreciation on investments and on assets and liabilities denominated in foreign currencies (Note 4)	14,677,487
$39,801,851

Summary of Abbreviations

ADR  American Depository Receipt

(1)  See Note 2 to Financial Statements

#  Security valued at fair value as determined in good faith by or under the direction of the Board of Directors.

*  Non-income producing security.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Statements of Operations

Year Ended October 31, 2007

	Institutional Emerging Markets Portfolio	International Equity Portfolio	Global Equity Portfolio
Investment Income
Interest	$109,922	$378,783	$27,444
Dividends (net of foreign withholding taxes of $299,221, $691,423, and $26,934, respectively)	3,251,021	5,926,149	512,780
Securities lending income, net	17,623	82,443	9,514
Total investment income	3,378,566	6,387,375	549,738
Expenses
Investment advisory fees (Note 3)	2,085,618	2,852,574	345,991
Administration fees (Note 3)	102,993	223,458	29,639
Distribution fees, Investor Class	—	33,411	—
Custodian and accounting fees (Note 3)	261,376	276,077	38,381
Directors' fees and expenses (Note 3)	7,873	18,681	1,690
Shareholder record keeping fees	28,039	76,879	31,452
Printing and postage fees	7,130	51,688	5,273
State registration filing fees	10,973	34,350	6,000
Professional fees	61,232	73,691	30,783
Sub Transfer Agent fees	30	61,379	—
Other fees and expenses	21,506	53,710	5,664
Total expenses	2,586,770	3,755,898	494,873
Waiver of investment advisory fee (Note 3)	(417,728)	—	(62,384)
Less Allocations	(417,728)	—	(62,384)
Net expenses	2,169,042	3,755,898	432,489
Net investment income	1,209,524	2,631,477	117,249
Realized and Unrealized Gain (Loss) (Note 4)
Net realized gain (loss) —
Investment transactions	8,146,235	33,808,010	2,827,663
Foreign currency transactions	(240,340)	(238,466)	(12,261)
Net realized gain	7,905,895	33,569,544	2,815,402
Change in unrealized appreciation (depreciation) —
Investments	74,297,799	50,244,645	5,173,711
Translation of assets and liabilities denominated in foreign currencies	66	15,131	338
Net change in unrealized appreciation	74,297,865	50,259,776	5,174,049
Net realized and unrealized gain	82,203,760	83,829,320	7,989,451
Net Increase in Net Assets Resulting from Operations	$83,413,284	$86,460,797	$8,106,700

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Statement of Changes in Net Assets

	Institutional Emerging	Markets Portfolio
	Year Ended October 31, 2007	Year Ended October 31, 2006
Increase in Net Assets From Operations
Net investment income	$1,209,524	$383,821
Net realized gain (loss) on investments and foreign currency transactions	7,905,895	(1,009,149)
Net change in unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	74,297,865	8,847,776
Net increase in net assets resulting from operations	83,413,284	8,222,448
Distributions to Shareholders from:
Net investment income	(168,859)	(47,807)
Total distributions to shareholders	(168,859)	(47,807)
Transactions in Shares of Common Stock
Proceeds from sale of shares	80,189,884	72,745,861
Net Asset Value of shares issued to shareholders upon reinvestment of dividends	129,641	47,807
Cost of shares redeemed	(4,433,400)	—
Net Increase in Net Assets from Fund Share Transactions	75,886,125	72,793,668
Net Increase in Net Assets	159,130,550	80,968,309
Net Assets
At beginning of year	85,929,984	4,961,675
At end of year	$245,060,534	$85,929,984
Accumulated Undistributed Net Investment Income Included in Net Assets	$927,515	$127,190

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Statement of Changes in Net Assets (continued)

	International Equity Portfolio
	Year Ended October 31, 2007	Year Ended October 31, 2006
Increase in Net Assets From Operations
Net investment income	$2,631,477	$2,398,346
Net realized gain on investments and foreign currency transactions	33,569,544	26,617,595
Net change in unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	50,259,776	48,831,422
Net increase in net assets resulting from operations	86,460,797	77,847,363
Distributions to Shareholders from:
Net investment income
Investor Class	(35,003)	(10,374)
Institutional Class	(1,773,831)	(1,514,373)
Net realized gain from investments and foreign currency-related transactions
Investor Class	(740,612)	(1,829)
Institutional Class	(24,669,178)	(252,725)
Total distributions to shareholders	(27,218,624)	(1,779,301)
Transactions in Shares of Common Stock
Proceeds from sale of shares
Investor Class	7,304,858	9,132,750
Institutional Class	21,697,361	49,366,216
Net Asset Value of shares issued to shareholders upon reinvestment of dividends
Investor Class	723,002	10,881
Institutional Class	25,144,499	1,601,590
Cost of shares redeemed
Investor Class	(3,504,036)	(703,793)
Institutional Class	(57,161,618)	(82,366,219)
Redemption fees
Investor Class	482	1,097
Institutional Class	265	1,286
Net Decrease in Net Assets from Fund Share Transactions	(5,795,187)	(22,956,192)
Net Increase in Net Assets	53,446,986	53,111,870
Net Assets
At beginning of year	353,849,354	300,737,484
At end of year	$407,296,340	$353,849,354
Accumulated Undistributed Net Investment Income Included in Net Assets	$2,393,120	$1,808,943

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Statement of Changes in Net Assets (continued)

	Global Equity Portfolio
	Year Ended October 31, 2007	Year Ended October 31, 2006
Increase in Net Assets From Operations
Net investment income	$117,249	$105,817
Net realized gain on investments and foreign currency transactions	2,815,402	2,324,640
Net change in unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	5,174,049	2,940,154
Net increase in net assets resulting from operations	8,106,700	5,370,611
Distributions to Shareholders from:
Net investment income
Institutional Class	(99,025)	(76,411)
Net realized gain from investments and foreign currency-related transactions Institutional Class	(2,322,308)	(601,908)
Total distributions to shareholders	(2,421,333)	(678,319)
Transactions in Shares of Common Stock
Proceeds from sale of shares
Institutional Class	929,416	621,542
Net Asset Value of shares issued to shareholders upon reinvestment of dividends
Institutional Class	2,374,390	641,785
Cost of shares redeemed
Institutional Class	(292,946)	(167,212)
Net Increase in Net Assets from Fund Share Transactions	3,010,860	1,096,115
Net Increase in Net Assets	8,696,227	5,788,407
Net Assets
At beginning of year	31,105,624	25,317,217
At end of year	$39,801,851	$31,105,624
Accumulated Undistributed Net Investment Income Included in Net Assets	$104,971	$99,008

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Financial Highlights

	Institutional Emerging Markets Portfolio
	For the Year Ended Oct. 31, 2007	For the Year Ended Oct. 31, 2006	For the Period Ended Oct. 31, 2005(1)
Per Share Data
Net Asset Value, Beginning of Period	$13.42	$9.92	$10.00
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	0.10	0.07	(0.00	)*
Net realized and unrealized gain (loss) on investments and foreign currency-related transactions	7.70	3.45	(0.08)
Net increase (decrease) from investment operations	7.80	3.52	(0.08)
Distributions to Shareholders from:
Net investment income	(0.02)	(0.02)	—
Total distributions	(0.02)	(0.02)	—
Net Asset Value, End of Period	$21.20	$13.42	$9.92
Total Return	58.18%	35.38%	(0.70	)%(B)
Ratios/Supplemental Data:
Net assets, end of period (000's)	$245,061	$85,930	$4,962
Net expenses to average net assets	1.30%	1.30%	1.30	%(A)
Net investment income (loss) to average net assets	0.72%	0.88%	(0.19	)%(A)
Decrease reflected in above expense ratios due to expense reductions	0.25%	0.51%	20.02	%(A)
Portfolio turnover rate	32%	38%	1	%(B)

(1)  For the period from October 17, 2005 (commencement of operations) through October 31, 2005.

*  Rounds to less than 0.01%.

(A)  Annualized.

(B)  Not Annualized.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Financial Highlights (continued)

	International Equity Portfolio - Institutional Class
	For the Year Ended Oct. 31, 2007	For the Year Ended Oct. 31, 2006	For the Year Ended Oct. 31, 2005	For the Year Ended Oct. 31, 2004	For the Year Ended Oct. 31, 2003
Per Share Data
Net Asset Value, Beginning of Year	$18.68	$14.90	$12.41	$11.30	$9.58
Increase (Decrease) in Net Assets from Operations Increase in Net Assets from Operations
Net investment income	0.14	0.12 (1)	0.13	0.11	0.11
Net realized and unrealized gain on investments and foreign currency-related transactions	4.33	3.75	2.42	1.07	1.65
Net increase (decrease) from investment operations	4.47	3.87	2.55	1.18	1.76
Distributions to Shareholders from:
Net investment income	(0.10)	(0.08)	(0.06)	(0.07)	(0.04)
Net realized gain from investments and foreign currency-related transactions	(1.34)	(0.01)	—	—	—
Total distributions	(1.44)	(0.09)	(0.06)	(0.07)	(0.04)
Net Asset Value, End of Year	$21.71	$18.68	$14.90	$12.41	$11.30
Total Return	25.24%	26.06%	20.58%	10.46%	18.49%
Ratios/Supplemental Data:
Net assets, end of year (000's)	$390,659	$343,965	$300,227	$315,420	$350,020
Net expenses to average net assets	0.98%	1.00%	1.00%	1.00%	1.00%
Net investment income to average net assets	0.70%	0.69%	0.77%	0.81%	1.10%
Decrease reflected in above expense ratios due to expense reductions	—	0.01%	0.05%	0.09%	0.06%
Portfolio turnover rate	19%	35%	38%	37%	58%

(1)  Computed using average shares outstanding throughout the year.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Financial Highlights (continued)

	Global Equity Portfolio - Institutional Class
	For the Year Ended Oct. 31, 2007	For the Year Ended Oct. 31, 2006	For the Year Ended Oct. 31, 2005	For the Year Ended Oct. 31, 2004	For the Year Ended Oct. 31, 2003
Per Share Data
Net Asset Value, Beginning of Year	$24.04	$20.36	$17.17	$16.45	$13.28
Increase in Net Assets from Operations
Net investment income	0.09	0.08	0.09	0.05	0.09
Net realized and unrealized gain on investments and foreign currency-related transactions	5.78	4.14	3.12	0.74	3.11
Net increase from investment operations	5.87	4.22	3.21	0.79	3.20
Distributions to Shareholders from:
Net investment income	(0.08)	(0.06)	(0.02)	(0.07)	(0.03)
Net realized gain from investments and foreign currency-related transactions	(1.80)	(0.48)	—	—	—
Total distributions	(1.88)	(0.54)	(0.02)	(0.07)	(0.03)
Net Asset Value, End of Year	$28.03	$24.04	$20.36	$17.17	$16.45
Total Return	26.01%	21.08%	18.72%	4.78%	24.19%
Ratios/Supplemental Data:
Net assets, end of year (000's)	$39,802	$31,106	$25,317	$25,770	$26,568
Net expenses to average net assets	1.25%	1.25%	1.25%	1.25%	1.25%
Net investment income to average net assets	0.34%	0.37%	0.44%	0.27%	0.70%
Decrease reflected in above expense ratios due to expense reductions	0.18%	0.35%	0.36%	0.18%	0.12%
Portfolio turnover rate	16%	27%	35%	29%	68%

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Notes to Financial Statements

October 31, 2007

1. Organization

Harding, Loevner Funds, Inc. (the "Fund") was organized as a Maryland corporation on July 31, 1996 and is registered under the Investment Company Act of 1940 ("the 1940 Act"), as amended, as an open-end diversified management investment company. The Fund currently has five Portfolios, all of which were active as of October 31, 2007: International Equity Portfolio ("International Equity"); Emerging Markets Portfolio ("Emerging Markets"); Institutional Emerging Markets Portfolio ("Institutional Emerging Markets"); Global Equity Portfolio ("Global Equity") and International Small Companies Portfolio ("International Small Companies"). Information presented in these financial statements pertains to Institutional Class shares of International Equity, Institutional Emerging Markets and Institutional Class Shares of Global Equity (individually, "Portfolio"; collectively, "Portfolios"). Information pertaining to Investor Class Shares of International Equity and Emerging Markets are presented in a separate report. The investment objective of each Portfolio is as follows: Institutional Emerging Markets—to seek long-term capital appreciation through investments in equity securities of companies based in emerging markets; International Equity—to seek long-term capital appreciation through investments in equity securities of companies based outside the United States; Global Equity—to seek long-term capital appreciation through investments in equity securities of companies based both inside and outside the United States.

Institutional Emerging Markets commenced operations on October 17, 2005. International Equity commenced operations on October 31, 1996 after acquiring the net assets of Harding, Loevner Management, L.P.'s AMT Capital Fund, Inc. Effective August 5, 2005, International Equity converted existing shareholders to the Institutional Class. Institutional Emerging Markets commenced operations on October 17, 2005. Global Equity commenced operations on December 1, 1996 following the acquisition of net assets of Harding, Loevner Management, L.P.'s Global Equity L.P., a limited partnership, in a tax-free reorganization. Effective August 5, 2005, Global Equity launched the Investor Class shares and converted existing shareholders to the Institutional Class. Investor Class of Global Equity has not yet commenced operations.

The Fund is managed by Harding, Loevner Management, L.P. (the "Investment Advisor").

2. Summary of Significant Accounting Policies

The accounting policies of the Fund are in conformity with accounting principles generally accepted in the United States ("GAAP") for investment companies. The following is a summary of the Fund's significant accounting policies:

Indemnifications

Under the Fund's organizational document, its officers and Board of Directors ("Board") are indemnified against certain liability arising out of the performance of their duties to the Portfolios. In the normal course of business, the Fund may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Estimates

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Valuation

The Board of Directors (the "Board") of the Fund has adopted procedures ("Procedures") to govern the valuation of the securities held by each portfolio of the Fund in accordance with the 1940 Act. The Procedures incorporate principles set forth in relevant pronouncements of the Securities and Exchange Commission ("SEC") and its staff, including guidance on the obligations of Portfolios and their Directors to determine, in good faith, the fair value of the Portfolios' securities when market quotations are not readily available.

All investments in the Portfolios are valued daily at their market prices, which results in unrealized gains or losses. Securities traded on an exchange are valued at their last sales price on that exchange. Securities for which no sales are reported are valued at the latest bid price obtained from a quotation reporting system or from established market makers. Repurchase agreements are valued at their amortized cost plus accrued interest. Securities for which market quotations are not readily available are fair valued by the Board or its delegate in accordance with the Procedures, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. If a significant event occurs after the close of trading but before the calculation of the Portfolio's net asset value and such significant event has a material impact on the Portfolio's net asset value per share

Harding, Loevner Funds, Inc.

Notes to Financial Statements (continued)

October 31, 2007

2. Summary of Significant Accounting Policies (continued)

(i.e. more than $0.01 per share), then the security may be fair valued in accordance with the Procedures. As of October 31, 2007, there were two securities in the Portfolios which required valuation by the Board or its delegate. The Fund has implemented additional fair value pricing on a daily basis for all foreign equity securities held by the Portfolios. The fair value pricing utilizes quantitative models developed by an independent pricing service unless the Fund determines that use of another additional fair valuation methodology is appropriate.

Securities

All securities transactions are recorded on a trade date basis. Interest income and expenses are recorded on an accrual basis. Dividend income is recorded on the ex-dividend date (except for certain foreign dividends that may be recorded as soon as the Portfolio is informed of such dividends). The Portfolios accrete discount or amortize premium using the effective interest method on a daily basis as adjustments to interest income and the cost of investments. The Portfolios use the specific identification method for determining realized gains or losses from sales of securities.

Income Tax

It is the policy of each Portfolio of the Fund to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

Expenses

Expenses directly attributed to a specific Portfolio are charged to that Portfolio's operations; expenses not directly attributable to a specific Portfolio are allocated among all the Portfolios of the Fund either equitably or based on their average daily net assets.

Dividends to Shareholders

It is the policy of the Portfolios to declare dividends from net investment income annually. Net short-term and long-term capital gains distributions for the Portfolios, if any, normally are distributed on an annual basis.

Dividends from net investment income and distributions from net realized gains from investment transactions have been determined in accordance with income tax regulations and may differ from net investment income and realized gains recorded by the Portfolios for financial reporting purposes. Differences result primarily from foreign currency transactions and timing differences related to recognition of income, and gains and losses from investment transactions. In general, to the extent that any differences which are permanent in nature result in over distributions to shareholders, the amount of the over distribution is reclassified within the capital accounts based on its federal tax basis treatment and may be reported as return of capital. Temporary differences do not require reclassification.

Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated at exchange rates prevailing when accrued. The Portfolios do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized gains and losses from foreign currency-related transactions arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolios' books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation or depreciation on translation of assets and liabilities denominated in foreign currencies arise from changes in the value of assets and liabilities other than investments in securities at the period end, resulting from changes in the exchange rates.

Security Lending

Each Portfolio is authorized to lend securities from its investment portfolio to banks, brokers and other financial institutions if it receives collateral in cash, U.S. Government securities or other liquid investments which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The loans will be terminable at any time by the Fund and the relevant

Harding, Loevner Funds, Inc.

Notes to Financial Statements (continued)

October 31, 2007

2. Summary of Significant Accounting Policies (continued)

Portfolio will then receive the loaned securities within five days. During the period of such a loan, the Portfolio receives an agreed upon portion of the income on the loaned securities and/or a loan fee and may thereby increase its total return. A Portfolio continues to receive interest or dividends on the securities loaned and simultaneously earns either interest on the investment of the cash collateral or fee income if the loan is collateralized with securities rather than cash. However, the Portfolio normally pays lending fees and related expenses from the interest or dividends earned on invested collateral. Although the fund is indemnified by State Street Bank and Trust, which acts as the lending agent, should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. However, loans are made only to borrowers which are approved by the Board and are deemed by the Investment Advisor to be of good financial standing. The Portfolio may invest cash collateral it receives in connection with a loan of securities in securities of the U.S. Government and its agencies and other high quality short-term debt instruments. For purposes of complying with the Portfolios' investment policies and restrictions, collateral received in connection with securities loans will not be deemed an asset of the Portfolio unless otherwise required by law. Net amounts earned from security lending activities are disclosed on the Statement of Operations. Amounts loaned and held as collateral are disclosed on the Statement of Net Assets.

3. Significant Agreements and Transactions with Affiliates

The Board has approved investment advisory agreements (the "Agreements") with the Investment Advisor. The advisory fees are computed daily at an annual rate of 1.25% 0.75%, and 1.00% of the average daily net assets of Institutional Emerging Markets, International Equity, and Global Equity.

The Investment Advisor has voluntarily agreed to reduce its fee to the extent that aggregate expenses exceed an annual rate of 1.30%, 1.00% and 1.25%, respectively, of the average daily net assets of Institutional Emerging Markets, Institutional Class shares of International Equity, and Institutional Class shares of Global Equity. For the year ended October 31, 2007, the Investment Advisor voluntarily waived $0, $417,728 and $62,384, respectively, of the International Equity, Institutional Emerging Markets, and Global Equity in investment advisory fees from the Portfolios.

In addition, the Fund has an administration agreement with State Street Bank and Trust, which provides certain accounting, clerical and bookkeeping services, corporate secretarial services, assistance in the preparation and filing of tax returns and reports to shareholders and the SEC, transfer agency services, chief compliance officer services, and the service of some State Street Bank and Trust employees as officers serving the board of directors. Under this agreement, the Institutional Emerging Markets, International Equity and Global Equity incurred $407,650, $613,873, and $102,847, respectively, for the year ended October 31, 2007.

State Street Bank and Trust serves as transfer agent, dividend disbursing agent and agent in connection with any accumulation, open-account or similar plans provided to the shareholders of the Portfolios.

The Fund has agreements with various financial intermediaries and "mutual fund supermarkets," under which customers of these intermediaries may purchase and hold Funds' shares. These intermediaries assess fees in consideration for providing certain distribution, account maintenance, record keeping and transactional services. In recognition of the savings of expenses to the Fund arising from the intermediaries' assumption of functions that the Fund would otherwise perform, such as providing sub-accounting and related shareholder services, each Portfolio is authorized to pay to each intermediary up to 0.15% of its average daily net assets attributable to that intermediary (subject to the voluntary expense cap). The balance of the intermediaries' fees is paid by the Investment Advisor. Because of voluntary caps on the Portfolio's fees and expenses, the Investment Advisor paid all or a portion of the Portfolio's share of these fees during the year ended October 31, 2007.

4. Investment Transactions

Cost of purchases and proceeds from sales of investment securities, other than short-term investments, for the year ended October 31, 2007, were as follows for each Portfolio:

Portfolio	Purchase Cost of Investment Securities	Proceeds from Sales of Investment Securities
Institutional Emerging Markets	$127,584,548	$52,486,100
International Equity	69,177,981	102,104,012
Global Equity	5,830,620	5,520,612

Harding, Loevner Funds, Inc.

Notes to Financial Statements (continued)

October 31, 2007

4. Investment Transactions (continued)

The cost of investments for federal income tax purposes and the components of net unrealized appreciation on investments at October 31, 2007, for each of the Portfolios were as follows:

Portfolio	Unrealized Appreciation	Unrealized Depreciation	Net	Cost
Institutional Emerging Markets	$84,234,505	$1,513,850	$82,720,655	$159,475,519
International Equity	183,635,781	3,203,716	180,432,065	219,896,229
Global Equity	15,101,611	470,196	14,631,415	24,485,047

The unrealized appreciation (depreciation) on foreign currency for Institutional Emerging Markets, International Equity, and Global Equity was $34, $13,760 and $328, respectively, for the year and period ended October 31, 2007.

5. Distribution to Shareholders

During the year ended October 31, 2007, the tax character of distributions paid from ordinary income was $168,859, $3,908,077, $99,025 for Institutional Emerging Markets, International Equity, and Global Equity, respectively. The tax character of distributions paid from Long Term Capital Gains was $23,310,547 and $2,322,308 for International Equity and Global Equity, respectively.

During the year ended October 31, 2006, the tax character of distributions paid from ordinary income was $47,807, $1,524,829, $76,409 for Institutional Emerging Markets, International Equity and Global Equity, respectively. The tax character of distributions paid from Long Term Capital Gains was $254,472 and $601,910 for International Equity and Global Equity, respectively.

As of the components of accumulated earnings/(deficit) on a tax basis were as follows:

Portfolio	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)*	Total Accumulated Earnings/(Deficit)
Institutional Emerging Markets	$3,628,610	$4,958,355	$—	$82,720,689	$91,307,654
International Equity	8,633,841	24,572,144	—	180,445,824	213,651,809
Global Equity	187,668	2,737,172	—	14,631,742	17,556,582

*  The difference between book basis and tax basis net unrealized appreciation of investment is attributable primarily to the tax deferral of losses on certain sales of securities.

During the year ended October 31, 2007 the Institutional Emerging Markets Portfolio utilized $626,203 in capital loss carryover.

Primarily as a result of differing book/tax treatment of foreign currency transactions and foreign capital gain tax expenses, the Fund made reclassifications among certain capital accounts. In addition, the Institutional Emerging Markets, International Equity and Global Equity utilized distributions in connection with the redemption of fund shares during the period. The reclassifications have no impact on the net assets of the Fund. As of October 31, 2007, the following reclassifications were made to the Statement of Net Assets.

Portfolio	Paid-in Capital	Accumulated Undistributed Net Realized Gain/Loss on Investments & Foreign Currency Related Transactions	Accumulated Undistributed Net Investment Income
Institutional Emerging Markets	$82,890	$157,450	$(240,340)
International Equity	2,631,489	(2,393,023)	(238,466)
Global Equity	7,732	4,529	(12,261)

Harding, Loevner Funds, Inc.

Notes to Financial Statements (continued)

October 31, 2007

6. Foreign Exchange Contracts (continued)

The Portfolios, on occasion, enter into forward foreign exchange contracts in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings. A forward foreign exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the cost of the original contracts and the closing of such contracts is included in net realized gains or losses on foreign currency-related transactions. Fluctuations in the value of forward foreign exchange contracts are recorded for book purposes as unrealized appreciation or depreciation on assets and liabilities denominated in foreign currencies by the Portfolios. The Portfolios are also exposed to credit risk associated with counterparty nonperformance on these forward foreign exchange contracts which is typically limited to the unrealized gain on each open contract.

The Portfolios enter into foreign currency transactions on the spot markets in order to pay for foreign investment purchases or to convert to dollars the proceeds from foreign investment sales or coupon interest receipts. The Portfolios held no open forward foreign currency exchange contracts on October 31, 2007.

7. Capital Share Transactions

Transactions in capital stock for Institutional Emerging Markets were as follows for the periods indicated:

	Year Ended October 31, 2007		Year Ended October 31, 2006
	Shares	Amount	Shares	Amount
Shares sold	5,404,809	$80,189,884	5,897,077	$72,745,861
Shares issued upon reinvestment of dividends	8,965	129,641	4,242	47,807
	5,413,774	80,319,525	5,901,319	72,793,668
Shares redeemed	(255,904)	(4,433,400)	—	—
Net increase	5,157,870	$75,886,125	5,901,319	$72,793,668

Transactions in capital stock for International Equity Investor Class were as follows for the periods indicated:

	Year Ended October 31, 2007		Year Ended October 31, 2006
	Shares	Amount	Shares	Amount
Shares sold	377,652	$7,304,858	535,963	$9,132,750
Shares issued upon reinvestment of dividends	39,229	723,002	671	10,881
	416,881	8,027,860	536,634	9,143,631
Shares redeemed	(178,817)	(3,504,036)	(40,793)	(703,793)
Net increase	238,064	$4,523,824	495,841	$8,439,838

Transactions in capital stock for International Equity Institutional Class were as follows for the periods indicated:

	Year Ended October 31, 2007		Year Ended October 31, 2006
	Shares	Amount	Shares	Amount
Shares sold	1,121,101	$21,697,361	2,853,706	$49,366,216
Shares issued upon reinvestment of dividends	1,363,585	25,144,499	98,724	1,601,590
	2,484,686	46,841,860	2,952,430	50,967,806
Shares redeemed	(2,901,139)	(57,161,618)	(4,686,560)	(82,366,219)
Net increase (decrease)	(416,453)	$(10,319,758)	(1,734,130)	$(31,398,413)

Harding, Loevner Funds, Inc.

Notes to Financial Statements (continued)

October 31, 2007

7. Capital Share Transactions (continued)

Transactions in capital stock for Global Equity Institutional Class were as follows for the periods indicated:

	Year Ended October 31, 2007		Year Ended October 31, 2006
	Shares	Amount	Shares	Amount
Shares sold	35,387	$929,416	27,790	$621,542
Shares issued upon reinvestment of dividends	102,344	2,374,390	30,099	641,785
	137,731	3,303,806	57,889	1,263,327
Shares redeemed	(11,604)	(292,946)	(7,657)	(167,212)
Net increase	126,127	$3,010,860	50,232	$1,096,115

Redemptions made within 90 days of purchase maybe subject to a redemption fee equal to 2% of the amount redeemed. For the year ended October 31, 2007, International Equity Investor Class and Institutional Class received $482 and $265 in redemption fees related to transactions in shares of common stock as disclosed in the Portfolios' Statements of Changes in Net Assets.

8. In-Kind Transaction

During the year ended October 31, 2006, the Institutional Emerging Markets Portfolio issued 515,966 shares of beneficial interest in exchange for investor assets valued at $5,371,207, with the Emerging Markets Portfolio.

9. Concentration of Ownership

At October 31, 2007, the percentage of total shares outstanding held by record shareholders each owning 10% or greater of the aggregate total shares outstanding for each Portfolio or for the share classes listed of each Portfolio was as follows:

	No. of Shareholders	% Ownership
Institutional Emerging Markets Portfolio	4	56	%*
International Equity Portfolio	2	34	%**
Global Equity Portfolio, Institutional Class	4	74	%**

*  Represents percentage ownership of Institutional Class only; these two shareholders owned approximately 33% of the portfolio's net assets as a whole.

**  Represents omnibus position of broker-dealer representing numerous shareholder accounts.

Investment activities of these shareholders may have a material effect on the Portfolios.

10. Repurchase Agreements

Each Portfolio may enter into repurchase agreements under which a bank or securities firm that is a primary or reporting dealer in U.S. Government securities agrees, upon entering into a contract, to sell such securities to a Portfolio and repurchase such securities from such Portfolio at a mutually agreed upon price and date.

Each Portfolio may engage in repurchase transactions with parties selected on the basis of such party's creditworthiness. Securities purchased subject to repurchase agreements must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Portfolio will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Portfolio maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

Harding, Loevner Funds, Inc.

Notes to Financial Statements (continued)

October 31, 2007

11. Concentration of Risk

Investing in securities of foreign issuers and currency transactions may involve certain considerations and risks not typically associated with investments in U.S. issuers. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region, which could cause the securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. These risks are greater with respect to securities of issuers located in emerging market countries in which Institutional Emerging Markets, International Equity, and Global Equity are authorized to invest.

12. Line of Credit

The Fund participates in a $50 million line of credit agreement with State Street Bank and Trust. Borrowings will be made solely to facilitate the handling of redemptions or unusual or unanticipated short-term cash requirements. Because several Portfolios participate there is no assurance that an individual Portfolio will have access to the entire $50 million at any particular time. Borrowings for International Equity and Global Equity are limited to the lesser of the remaining available credit or 25% of net assets. Borrowings for Institutional Emerging Markets are limited to the lesser of the remaining available credit or 15% of net assets. Interest is charged to each portfolio based on its borrowings at an amount above the Federal Funds rate. In addition, a commitment fee computed at an annual rate of 0.10% on the line of credit is allocated among the Portfolios. During the year ended October 31, 2007, International Equity Portfolio and Global Equity Portfolio had borrowings on nine days and one day, the maximum balance being $4,595,617 and $51,096, at an average weighted interest rate of 5.79% and 5.79%, respectively.

13. Recently Issued Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes—an Interpretation of FASB Statement No. 109". FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes." This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006. The Fund is currently evaluating the impact of applying the various provisions of FIN 48.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of October 31, 2007, the Fund does not believe the adoption of SFAS No. 157 will significantly impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

Harding, Loevner Funds, Inc.

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholders
Harding, Loevner Funds, Inc.

We have audited the accompanying statements of net assets of the Harding, Loevner Funds, Inc. (comprising, the Institutional Emerging Markets Portfolio, International Equity Portfolio, and Global Equity Portfolio), (collectively the "Portfolios") as of October 31, 2007, and the related statements of operations for the year then ended, statements of changes in net assets and the financial highlights for each of the years in the two-year period then ended. These financial statements and financial highlights are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of the Portfolios for each of the years or periods in the three-year period ended October 31, 2005 were audited by other auditors whose report dated December 6, 2005, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2007, by correspondence with the custodian and brokers. As to securities purchased or sold but not yet received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned Portfolios of the Harding, Loevner Funds, Inc. as of October 31, 2007, the results of their operations for the year then ended, the changes in their net assets and the financial highlights for each of the years in the two-year period then ended, in conformity with U.S. generally accepted accounting principles.

Philadelphia, Pennsylvania
December 27, 2007

Harding, Loevner Funds, Inc.

Supplemental Tax Information

(unaudited)

The Global Equity Portfolio has designated 100% of distributions from net investment income as qualifying for the dividend received deduction for corporations.

Institutional Emerging Markets, International Equity and Global Equity paid qualifying foreign taxes of $306,634, $649,707, and $25,722, and earned $3,550,242, 6,617,572, and $539,714 foreign source income during the year ended October 31, 2007, respectively. Pursuant to Section 853 of the Internal Revenue Code, Institutional Emerging Markets, International Equity and Global Equity designated $0.0259, $0.0369, and $0.0190 per share as foreign taxes paid and $0.3071, $0.3527, and $0.3801 per share as income earned from foreign sources for the year ended October 31, 2007, respectively.

Institutional Emerging Markets, International Equity and Global Equity had qualifying dividend income of $168,859, $3,908,077, and $99,025 during the year ended October 31, 2007, respectively.

Pursuant to Section 852 of the Internal Revenue Code, International Equity and Global Equity designated $23,310,547 and $2,322,308, respectively, as long term capital gain dividends for the year ended October 31, 2007.

Harding, Loevner Funds, Inc.

Supplemental Tax Information (continued)

(unaudited)

Institutional Emerging Markets, International Equity and Global Equity have elected to pass through the credit for taxes paid in foreign countries during its fiscal year ended October 31, 2007. In accordance with current tax laws, the Foreign Income and Foreign Tax per share (for a share outstanding on October 31, 2007) is as follows:

	Institutional Emerging Markets			International Equity
Country	Foreign Tax	Gross Foreign Dividends	Country	Foreign Tax	Gross Foreign Dividends
Brazil	0.0043	0.0436	Australia	0.0000	0.0035
Cayman Island	0.0000	0.0079	Austria	0.0007	0.0047
Chile	0.0029	0.0103	Bermuda	0.0000	0.0116
China	0.0000	0.0153	Canada	0.0017	0.0097
Columbia	0.0000	0.0033	France	0.0061	0.0408
Egypt	0.0000	0.0069	Germany	0.0007	0.0044
Hong Kong	0.0000	0.0247	Hong Kong	0.0000	0.0064
India	0.0000	0.0076	India	0.0000	0.0018
Indonesia	0.0023	0.0150	Indonesia	0.0007	0.0049
Israel	0.0026	0.0133	Ireland	0.0000	0.0073
Korea	0.0032	0.0189	Japan	0.0031	0.0436
Luxembourg	0.0019	0.0130	Mexico	0.0000	0.0079
Malaysia	0.0000	0.0162	Netherlands	0.0003	0.0020
Mexico	0.0000	0.0120	Poland	0.0019	0.0095
Netherlands	0.0002	0.0012	Russia	0.0003	0.0014
Poland	0.0005	0.0034	Singapore	0.0000	0.0075
Russia	0.0003	0.0067	South Africa	0.0000	0.0174
South Africa	0.0000	0.0410	South Korea	0.0006	0.0035
Taiwan	0.0052	0.0272	Spain	0.0032	0.0211
Thailand	0.0005	0.0076	Sweden	0.0034	0.0226
Turkey	0.0004	0.0033	Switzerland	0.0098	0.0589
United Kingdom	0.0000	0.0046	Taiwan	0.0031	0.0156
			United Kingdom	0.0000	0.0468
	Global Equity
Country	Foreign Tax	Gross Foreign Dividends
Australia	0.0000	0.0159
Austria	0.0005	0.0030
Bermuda	0.0000	0.0109
Canada	0.0010	0.0068
Egypt	0.0000	0.0022
France	0.0036	0.0240
Hong	0.0000	0.0105
Indonesia	0.0013	0.0088
Japan	0.0022	0.0309
Mexico	0.0000	0.0035
Netherlands	0.0000	0.0074
South Africa	0.0000	0.0113
South Korea	0.0021	0.0126
Spain	0.0008	0.0052
Switzerland	0.0054	0.0347
Taiwan	0.0019	0.0097
United Kingdom	0.0000	0.0259
United States	0.0000	0.1568

Shareholders will receive more detailed information along with their Form 1099-DIV in January, 2008.

Harding, Loevner Funds, Inc.

Approval of Investment Advisor Agreements

October 31, 2007 (unaudited)

The Board of Directors of the Harding, Loevner Funds, Inc. (the "Fund"), and by a separate vote, the Directors of the Fund who are not "interested persons" as defined in the Investment Company Act of 1940, as amended (the "Independent Directors"), approved the continuance of the Investment Advisor Agreements between the Fund (on behalf of each of the International Equity Portfolio, the Global Equity Portfolio and the Institutional Emerging Markets Portfolio (each a "Portfolio" and collectively the "Portfolios")) and Harding, Loevner Management, L.P. (the "Advisor") with respect to each Portfolio at a meeting held on September 10, 2007.

As part of its review, the Board carefully considered the following: (i) a memorandum from Dechert, LLP, counsel to the Fund, that explained the Directors' fiduciary duties and obligations under Sections 15 and 36(b) of the 1940 Act as well as the Fund's disclosure requirements; (ii) comparative fee and performance information; (iii) information on soft dollar transactions; (iv) code of ethics compliance reports; and (v) the Advisor's financial statements for the periods ended June 30, 2006 and June 30, 2007.

The Board also considered the following information which provided additional detail about the foregoing: (i) a detailed profitability analysis; (ii) the effect of the fee waivers for the International Equity Portfolio, Global Equity Portfolio and Institutional Emerging Markets Portfolio on net Fund expenses; (iii) the expenses attributable to the Fund, as compared to the expenses of the Advisor's overall business, including the allocation of expenses attributable to the Fund, such as direct and indirect costs, overhead and other expenses; (iv) actual expenses for calendar year 2006 and estimated expenses for calendar year 2007; (v) total expenses before distribution costs, such as communications to third parties and fees paid to intermediaries; (vi) the ownership structure of the Advisor; and (vii) the long-term profit and loss summary for the Advisor.

The Board considered a number of factors in evaluating the Advisor, including: (i) the nature and quality of services provided; (ii) the investment performance of the Portfolios; (iii) the cost of the services provided; (iv) the profitability of the Advisor; (v) the realization of economies of scale; and (vi) comparison of fees and services.

Quality and Nature of the Services

The Directors agreed that the nature and quality of services provided by the Advisor was excellent. They noted the superior management of the organization and specifically discussed the high integrity and forward thinking which has resulted in no significant compliance issues. The Directors also noted the Advisor's consistently prudent approach to expenses. These determinations were not based merely on the materials provided at the present meeting, but on the Board's ongoing dealing with the Advisor. With regard to these areas, the Board was satisfied that the quality and nature of the services provided by the Advisor weighed in favor of renewing the advisory agreements.

The Board considered the investment performance of each of the four Portfolios under consideration. The Board had available to it the qualifications, background and responsibilities of the Portfolios' portfolio management teams and senior management of the Advisor and recognized that these persons report to the Board regularly. The Board had been provided by the Advisor copies of investment performance data obtained from Bloomberg and Morningstar for funds in the Lipper International Funds Index and a number of other international equity funds; funds in the Lipper Global Funds Index and a number of other global equity funds; and funds in the Lipper Emerging Market Funds Index and a number of other emerging market funds (collectively, the "Peer Group Data"). The Peer Group Data included fund management fees, total expense ratios, net assets, calendar year-to-date returns, 1-, 3- and 5 - year returns as well as median and average data with regard to the foregoing.

Based on their review of the data provided by the Advisor and all other relevant data, the Independent Directors concluded that they were satisfied, both in absolute terms and in comparison to appropriate peer funds and benchmark indices, with the overall performance of the Fund's Portfolios. In sum, the Board was satisfied with the nature and quality of services being provided by the Advisor to shareholders.

Fees and Costs of Providing Services

The Independent Directors considered a number of related factors in assessing the costs proposed by the Advisor to be charged for providing advisory services to the Fund, including: (i) a comparison of advisory and total Portfolio fees with competing fund products; (ii) a review of the Advisor's profitability information; (iii) consideration of whether any benefits or economies of scale are provided to shareholders; and (iv) consideration of whether the Advisor has received any ancillary or "fall-out" benefits in connection with its management of the Portfolios.

The Independent Directors reviewed the Peer Group Data provided by Advisor with respect to advisory fees, net assets and total expenses and concluded that the cost of services was fair and reasonable. The Directors determined that comparable costs across all four Portfolios were appropriate, and that the cost of each Portfolio versus its market peers was equally in line.

Harding, Loevner Funds, Inc.

Approval of Investment Advisor Agreements (continued)

October 31, 2007 (unaudited)

The Independent Directors reviewed the financial statements of the Advisor, which showed the net income, the revenues received and the expenses incurred, including those paid for employee salaries. In addition, the Independent Directors reviewed a profitability analysis prepared by the Advisor. The Independent Directors considered any ancillary benefits derived by the Advisor in connection with its management of the Portfolios, and reviewed the soft dollar report. The Independent Directors concluded that the profitability of the Advisor was, on balance, reasonable and noted that the Advisor loses money on the Global Equity Portfolio and Institutional Emerging Markets Portfolio and makes modest profits on the International Equity Portfolio.

Based on the foregoing, the Board concluded that the fees charged by the Advisor are within the range that might be obtained in an arm's length negotiation. The Board based their evaluation on all material factors discussed above, including (1) the terms of the advisory agreements; (2) the nature, quality, cost and extent of the services performed by the Advisor; (3) the reasonableness of the advisory fees in light of the nature and quality of the services provided and any additional benefits received by the Advisor in connection with providing services to the Fund; (4) the expense ratios of the Portfolios as compared to the expense ratios of similar funds; and (5) the overall organization and experience of the Advisor, as well as the Advisor's profitability and financial condition. In arriving at its decision, the Independent Directors did not single out any one factor or group of factors as being more important than other factors, but considered all factors together.

After extensive discussion, both in general session and in executive session of the Independent Directors meeting alone, the Board determined that it had received sufficient information to take action on the proposed resolutions regarding continuance of the advisory agreements. Thereafter, upon a motion duly made and seconded, the Board of Directors, and separately, the Independent Directors, unanimously determined to continue the Investment Advisory Agreements for each of the International Equity Portfolio, Global Equity Portfolio and the Institutional Emerging Markets Portfolio.

Harding, Loevner Funds, Inc.

Directors and Principal Officers of the Fund

(unaudited)

Disinterested Directors:

Name, Address and Age	Position with the Fund	Term of Office and Length of Time Served*	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen By Director	Other Directorships Held by Director
R. Kelly Doherty 41 Post Road Bernardsville, NJ 07924 Age, 49	Director	Indefinite; Director since 2004	Cayman Partners (private investment vehicles), Managing Partner, 1/99-present	5	L.P. Thebault & Co. (commercial printing); The Peck School

Jane A. Freeman 300 Frank Ogawa Plaza Oakland, CA 96412-2040 Age, 54	Director	Indefinite; Director since 1996; Chairperson of Audit Committee since 2005	Scientific Learning Corporation (Education Software), Senior Vice President and Chief Financial Officer, 1/00-present; Treasurer and Vice President, Finance & Business Development, 9/99-1/00	5	None

Samuel R. Karetsky The Karetsky Group, LLC 12 East 49th Street, 27th Floor New York, NY 10017 Age, 62	Director	Indefinite; Director since 1998	The Karetsky Group, LLC (Advisory Firm), Managing Member, 1/03-present; Wetherby Asset Management, Principal, 2004-present; European Investors Inc., Managing Director, 11/98-12/02	5	None

Raymond J. Clark 66 Greenway Terrace Princeton, NJ 08540 Age, 72	Director	Indefinite; Director since 2004	The Woodrow Wilson National Fellowship Foundation, Treasurer, 08/04-present; Wellesley College, Interim Vice President of Finance and Treasurer, 10/03-6/04; Princeton University, Treasurer, 1987-2001.	5	Princeton Healthcare System

Interested Director:

David R. Loevner** Harding, Loevner Management, L.P. 50 Division Street, Suite 401 Somerville, NJ 08876 Age, 53	Director, President and Chairman of the Board	Indefinite; Director, President and Chairman of the Board since 1996	HLM Holdings, Inc., Harding, Loevner Management, L.P.'s general partner, President, 7/89-present; Parks Tennant Corporation (real estate), President, 1/01-present.	5	None

*  Each director is elected to serve in accordance with the Articles of Incorporation and By-Laws of the Fund until his or her successor is duly elected and qualified.

**  David R. Loevner is considered an "interested person" of the Fund as defined in the Investment Company Act of 1940, as amended, because he serves as President and CEO of Harding, Loevner Management, L.P., the Fund's investment advisor.

Harding, Loevner Funds, Inc.

Directors and Principal Officers of the Fund (continued)

(unaudited)

Principal Officers of the Fund

Name, Address and Age	Position with the Fund	Term of Office and Length of Time Servedt	Principal Occupation(s) During Past Five Years
Richard Reiter Harding, Loevner Management, L.P. 50 Division Street, Suite 401 Somerville, NJ 08876 Age, 41	Vice President	1 year; Vice President since 2007	HLM Holdings, Inc. (general partner of Harding, Loevner Management, L.P.), Director, 4/96-current.

Puran Dulani Harding, Loevner Management, L.P. 50 Division Street, Suite 401 Somerville, NJ 08876 Age, 49	Chief Financial Officer and Treasurer	1 year; Chief Financial Officer and Treasurer since 2007	HLM Holdings, Inc. (general partner of Harding, Loevner Management, L.P.), Chief of Operations and Accounting, 3/02-present.

Ellen Blanchard State Street Bank & Trust Company 200 Clarendon Street Boston, MA 02116 Age, 33	Anti-Money Laundering Compliance Officer	1 year; Anti-Money Laundering Compliance Officer since 2007	State Street Bank and Trust Company (formerly, Investors Bank and Trust Company), Director and Senior Associate Counsel, 1/06-present; Senior Manager and Associate Counsel, 8/04-12/05; Manager and Associate Counsel 8/02-8/04; Product Manager, 8/99-8/02.

Donna M. Rogers State Street Bank & Trust Company 200 Clarendon Street Boston, MA 02116 Age, 41	Chief Compliance Officer of the Funds	1 year; Chief Compliance Officer since 2007	State Street Bank and Trust Company, (formerly, Investors Bank and Trust Company), Senior Director, 2002-present.

Brendan J. O'Neill State Street Bank & Trust Company 200 Clarendon Street Boston, MA 02116 Age, 39	Assistant Treasurer	1 year; Assistant Treasurer since 2004	State Street Bank and Trust Company (formerly, Investors Bank and Trust Company), Unit Director 11/07-present; Director 1/05-10/07; Senior Manager 11/02-12/04; Manager 7/00-10/02.

Rainer L.C. Frost State Street Bank & Trust Company 200 Clarendon Street Boston, MA 02116 Age, 49	Secretary and Chief Legal Officer	1 year; Secretary and Chief Legal Officer since 2005	State Street Bank and Trust Company (formerly, Investors Bank and Trust Company), Director and Counsel 6/05-present; Principal, Clarity Group 6/02-6/05.

t  Officers are elected to hold such office until their successor is elected and qualified to carry out the duties and responsibilities of their office, or until he or she resigns or is removed from office.

The Fund's Statement of Additional Information contains additional information about the Directors and Officers of the Fund and is available, without charge, upon request, by calling 1-877-435-8105.

Harding, Loevner Funds, Inc.

Supplemental Information

(unaudited)

Quarterly Form N-Q Portfolio Schedule

Each Portfolio will file its complete schedule of portfolio holdings with the SEC on Form N-Q for the first and third fiscal quarters within 60 days of the end of the quarter to which it relates. The Portfolios' Form N-Q will be available on the SEC's website at www.sec.gov and may also be reviewed and copied at the SEC's Public Reference Room whose telephone number is 1-800-SEC-0330. Additionally, they are available upon request by calling 1-877-435-8105.

Proxy Voting Record

Information regarding how the Fund voted proxies relating to the Portfolios' securities during the 12-month period ended June 30, 2007 is available on the Fund's website at www.hardingloevner.com and on the SEC's website at www.sec.gov.

Proxy Voting Policies and Procedures

A description of the Fund's proxy voting policies and procedures is located in the Statement of Additional Information and is available without charge, upon request, by calling 1-877-435-8105 or on the SEC's website at www.sec.gov.

HARDING, LOEVNER FUNDS, INC.

Officers, Directors and Other Pertinent Information

OFFICERS AND DIRECTORS

Jane A. Freeman
Director of the Funds

Samuel R. Karetsky
Director of the Funds

R. Kelly Doherty
Director of the Funds

Raymond J. Clark
Director of the Funds

David R. Loevner
Director, President and Chairman
of the Board of the Funds

Donna Rogers
Chief Compliance Officer of the Funds

Ellen Blanchard
Anti-Money Laundering
Compliance Officer of the Funds

Richard Reiter
Vice President

Puran Dulani
Chief Financial Officer and
Treasurer of the Funds

Brendan J. O'Neill
Assistant Treasurer of the Funds

Rainer L.C. Frost
Secretary of the Funds

INVESTMENT ADVISOR

Harding, Loevner Management, L.P.
50 Division Street, Suite 401
Somerville, NJ 08876

DISTRIBUTOR

Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202

ADMINISTRATOR, CUSTODIAN AND FUND ACCOUNTING AGENT

State Street Bank and Trust Company
P.O. Box 9130
Boston, MA 02117

TRANSFER AND DIVIDEND DISBURSING AGENT

State Street Bank and Trust Company
P.O. Box 642
Boston, MA 02117-0642

LEGAL COUNSEL

Dechert LLP
30 Rockefeller Plaza
New York, NY 10112

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP
1601 Market Street
Philadelphia, PA 19103-2499

This report is intended for shareholders of Harding Loevner Funds. It may not be used as sales literature unless preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives, risks and policies of the Portfolios.

HLFSANINST-G

Item 2. Code of Ethics.

As of October 31, 2007, the Registrant has adopted a code of ethics that applies to the Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer.  For the year ended October 31, 2007, the code of ethics was amended to note a change in the covered officers listed in Exhibit A. There were no waivers granted from a provision of the code of ethics. A copy of its code of ethics is filed with this Form N-CSR under Item 12(a)(1).

Item 3. Audit Committee Financial Expert.

The Registrant’s Board of Directors has determined that the Registrant has more than one audit committee financial expert serving on its audit committee.  The audit committee financial experts serving on the Registrant’s audit committee are Jane Freeman and Raymond Clark, both of whom are independent.

Item 4. Principal Accountant Fees and Services.

(a) AUDIT FEES: The aggregate fees billed for each of the last two fiscal years for professional services rendered by KPMG for the audit of the registrant annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $100,600 in 2007 and $78,500 in 2006.

(b) AUDIT-RELATED FEES: The aggregate fees billed in each of the last two fiscal years for assurance and related services by KPMG that are reasonably related to the performance of the audit of the registrant financial statements and are not reported under paragraph (a) of this Item are NONE.

(c) TAX FEES: The aggregate fees billed in each of the last two fiscal years for professional services rendered by KPMG for the review of domestic tax returns was NONE in 2007 and $14,000 in 2006.

(d) ALL OTHER FEES: The aggregate fees billed in each of the last two fiscal years for products and services provided by KPMG, other than the services reported in paragraphs (a) through (c) of this Item are NONE.

(e)(1) Disclose the audit committee pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

A copy of the Audit Committee’s Pre-Approval Policies and Procedures is filed with this Form N-CSR under Item 12(c).

(e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b) Not applicable

(c) 100%

(d) Not applicable

(f) Not applicable.

(g) Not applicable.

(h) Not applicable.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Schedule of Investments

Included as Part of the Reports to Shareholders filed as Item 1 herewith.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-end Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective as of a date within 90 days prior to the filing date of this report, based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Sox Code of Ethics is attached.

(a)(2) Section 302 Certification letters are attached.

(b) Section 906 Certifications are attached.

(c) Audit Committee Pre-Approval Policies and Procedures are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Harding, Loevner Funds, Inc.

By: /s/ David R. Loevner
David R. Loevner, President
Date: December 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ David R. Loevner
David R. Loevner, President
Date: December 27, 2007

By: /s/ Puran Dulani
Puran Dulani, Treasurer and Chief Financial Officer
Date: December 27, 2007